Vanguard Extended Market Index Fund
Schedule of Investments (unaudited)
As of September 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Communication Services (4.9%)
*	Match Group Inc.	3,387,064	374,779
*	Snap Inc. Class A	11,682,621	305,033
*	Liberty Broadband Corp. Class C	1,998,804	285,569
*	Pinterest Inc. Class A	6,032,241	250,398
*	Roku Inc. Class A	1,055,380	199,256
*	Zillow Group Inc. Class C	1,795,930	182,449
	Cable One Inc.	70,559	133,034
*	IAC/InterActiveCorp	1,040,035	124,575
*	Zynga Inc. Class A	13,036,621	118,894
*	Altice USA Inc. Class A	4,240,238	110,246
*	GCI Liberty Inc. Class A	1,317,037	107,944
*	Liberty Media Corp.-Liberty Formula One Class C	2,596,211	94,165
*	Liberty Global plc Class C	4,535,548	93,137
	New York Times Co. Class A	1,887,261	80,756
*	Liberty Media Corp.-Liberty SiriusXM Class C	2,246,811	74,324
	Sirius XM Holdings Inc.	11,760,844	63,038
*	Zillow Group Inc. Class A	541,990	55,034
	Nexstar Media Group Inc. Class A	591,329	53,178
*	Liberty Global plc Class A	2,161,543	45,414
*	Liberty Broadband Corp. Class A	296,083	41,988
*	Iridium Communications Inc.	1,483,132	37,939
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,097,409	36,401
*	Madison Square Garden Sports Corp.	228,415	34,372
*	Bandwidth Inc. Class A	196,331	34,273
	TEGNA Inc.	2,853,107	33,524
*,1	ZoomInfo Technologies Inc. Class A	778,966	33,488
	Cogent Communications Holdings Inc.	550,157	33,037
	Warner Music Group Corp. Class A	1,115,491	32,059
*	Vonage Holdings Corp.	3,005,097	30,742
	Shenandoah Telecommunications Co.	633,181	28,135
*	Cardlytics Inc.	354,793	25,038
	World Wrestling Entertainment Inc. Class A	610,011	24,687
	TripAdvisor Inc.	1,258,711	24,658
	Telephone & Data Systems Inc.	1,265,603	23,338
*	Cargurus Inc. Class A	1,047,905	22,666
*	Yelp Inc. Class A	928,283	18,649
	John Wiley & Sons Inc. Class A	577,095	18,300
*	Gray Television Inc.	1,209,692	16,657
*	Madison Square Garden Entertainment Corp.	224,502	15,376
*	Lions Gate Entertainment Corp. Class B	1,751,557	15,274
*,2	Liberty Latin America Ltd. Class C	1,874,855	15,261

		Shares	Market Value ($000)
*	Glu Mobile Inc.	1,895,231	14,546
*	TechTarget Inc.	325,060	14,290
	Cinemark Holdings Inc.	1,372,896	13,729
*	Liberty Media Corp.-Liberty Formula One Class A	401,601	13,458
*	AMC Networks Inc. Class A	490,488	12,120
[1]	Sinclair Broadcast Group Inc. Class A	604,409	11,623
*	Liberty Media Corp.-Liberty Braves Class C	533,133	11,201
*	QuinStreet Inc.	676,817	10,721
*	Cincinnati Bell Inc.	684,167	10,262
*,1	ANGI Homeservices Inc. Class A	909,142	10,087
*	Eventbrite Inc. Class A	861,454	9,347
	EW Scripps Co. Class A	781,728	8,943
	Scholastic Corp.	423,779	8,895
	ATN International Inc.	155,238	7,784
*	Cars.com Inc.	963,138	7,782
	Meredith Corp.	579,468	7,603
*,1	iHeartMedia Inc. Class A	857,107	6,960
*	TrueCar Inc.	1,374,379	6,872
*	Clear Channel Outdoor Holdings Inc.	6,466,665	6,467
*	Boingo Wireless Inc.	633,890	6,462
*,1	Gogo Inc.	689,496	6,371
*	Lions Gate Entertainment Corp. Class A	641,251	6,079
*	United States Cellular Corp.	195,903	5,785
*	Consolidated Communications Holdings Inc.	1,014,796	5,774
*,1	Liberty Latin America Ltd. Class A	696,981	5,750
*	MSG Networks Inc. Class A	598,300	5,726
*	Anterix Inc.	173,373	5,671
*	Central European Media Enterprises Ltd. Class A	1,235,471	5,177
*	Sciplay Corp. Class A	316,102	5,127
*	EverQuote Inc. Class A	106,016	4,096
*	Ooma Inc.	307,268	4,010
*	ORBCOMM Inc.	1,169,593	3,977
*	WideOpenWest Inc.	718,812	3,731
	Loral Space & Communications Inc.	199,469	3,650
[1]	AMC Entertainment Holdings Inc. Class A	767,402	3,614
	Tribune Publishing Co.	269,607	3,144
*,1	Globalstar Inc.	9,231,114	2,832
*,1,2	NII Holdings Inc.	1,297,367	2,815
	Entercom Communications Corp. Class A	1,726,572	2,780
	Marcus Corp.	343,737	2,657
	Spok Holdings Inc.	270,024	2,568
[1]	Gannett Co. Inc.	1,922,867	2,500
	National CineMedia Inc.	912,100	2,476
*	Boston Omaha Corp. Class A	147,014	2,352
*	Liberty Media Corp.-Liberty Braves Class A	110,025	2,297
*	Hemisphere Media Group Inc. Class A	262,218	2,279
*	Gaia Inc. Class A	195,135	1,918
*	Liberty TripAdvisor Holdings Inc. Class A	1,059,007	1,832
*,1	Daily Journal Corp.	6,872	1,663
*	DHI Group Inc.	725,260	1,639
*	comScore Inc.	736,758	1,503
*	IDT Corp. Class B	209,246	1,377
	Entravision Communications Corp. Class A	871,053	1,324
*	Fluent Inc.	514,549	1,276
	Saga Communications Inc. Class A	60,105	1,195
*	LiveXLive Media Inc.	448,654	1,164
*	Cumulus Media Inc. Class A	202,948	1,090
	Alaska Communications Systems Group Inc.	539,199	1,078

		Shares	Market Value ($000)
*	MDC Partners Inc. Class A	607,963	979
*	Marchex Inc. Class B	399,306	847
	Emerald Holding Inc.	381,354	778
*	Chicken Soup For The Soul Entertainment Inc. Class A	50,268	725
*	Reading International Inc. Class A	213,227	687
	Townsquare Media Inc. Class A	132,690	618
*	Travelzoo	94,794	610
*	Lee Enterprises Inc.	710,819	596
*,1	AutoWeb Inc.	112,288	353
*	Ballantyne Strong Inc.	208,983	326
*,1	Cinedigm Corp. Class A	564,999	319
	A H Belo Corp. Class A	209,330	295
*	Urban One Inc.	239,794	281
*,1	SRAX Inc. Class A	89,052	264
*,1	IZEA Worldwide Inc.	224,549	223
*	Otelco Inc. Class A	14,646	168
	Beasley Broadcast Group Inc. Class A	93,910	116
*	Zedge Inc. Class B	78,380	114
[1]	Salem Media Group Inc. Class A	117,723	108
*	Insignia Systems Inc.	125,777	84
*	Dolphin Entertainment Inc.	99,800	69
*	SPAR Group Inc.	80,427	61
*,1	Urban One Inc. Class A	7,682	44
*	Super League Gaming Inc.	19,681	36
*,1	NTN Buzztime Inc.	16,227	28
*	Creative Realities Inc.	25,519	25
*,1	Professional Diversity Network Inc.	20,497	20
*,1,2	SRAX Inc. Rights	74,416	13
*	Mediaco Holding Inc. Class A	5,127	13
	John Wiley & Sons Inc. Class B	328	10
			3,675,344
Consumer Discretionary (16.0%)
*	Tesla Inc.	9,510,072	4,079,916
*	Lululemon Athletica Inc.	1,542,863	508,173
*	Peloton Interactive Inc. Class A	2,687,181	266,676
*	Wayfair Inc. Class A	761,856	221,708
*,1	DraftKings Inc. Class A	3,343,841	196,752
*	Burlington Stores Inc.	858,889	177,008
	Pool Corp.	521,615	174,501
*	Carvana Co. Class A	724,278	161,557
*	Caesars Entertainment Inc.	2,597,637	145,624
*	Penn National Gaming Inc.	1,876,815	136,444
*	Bright Horizons Family Solutions Inc.	789,816	120,084
*	Chegg Inc.	1,628,553	116,344
	Vail Resorts Inc.	522,395	111,777
*	Floor & Decor Holdings Inc. Class A	1,337,758	100,064
	Service Corp. International	2,304,338	97,197
*	Five Below Inc.	729,664	92,667
	Williams-Sonoma Inc.	1,016,103	91,896
	Dunkin' Brands Group Inc.	1,069,443	87,598
	Aramark	3,297,329	87,214
*	Grubhub Inc.	1,205,205	87,173
	Gentex Corp.	3,170,791	81,648
*	Deckers Outdoor Corp.	364,981	80,299
	Lear Corp.	708,794	77,294
*	RH	201,111	76,949
	Churchill Downs Inc.	463,396	75,914
	Autoliv Inc.	1,022,671	74,532

		Shares	Market Value ($000)
*	TopBuild Corp.	431,017	73,570
	Toll Brothers Inc.	1,498,542	72,919
	Polaris Inc.	755,855	71,307
*	ServiceMaster Global Holdings Inc.	1,727,940	68,910
	Thor Industries Inc.	722,699	68,844
	Lithia Motors Inc. Class A	291,792	66,511
*	Ollie's Bargain Outlet Holdings Inc.	745,596	65,128
*	Planet Fitness Inc. Class A	1,045,830	64,444
*	Helen of Troy Ltd.	330,587	63,975
	Wyndham Hotels & Resorts Inc.	1,215,121	61,364
	Brunswick Corp.	1,038,260	61,164
*	Stamps.com Inc.	231,117	55,688
*	Tempur Sealy International Inc.	623,700	55,628
*	Meritage Homes Corp.	490,295	54,124
*	Skechers U.S.A. Inc. Class A	1,778,761	53,754
*	Mattel Inc.	4,555,339	53,297
	Wingstop Inc.	386,074	52,757
	Wendy's Co.	2,335,476	52,069
	Texas Roadhouse Inc. Class A	851,787	51,780
*	Chewy Inc. Class A	932,564	51,133
	Aaron's Inc.	876,769	49,669
*	Grand Canyon Education Inc.	619,520	49,524
	Dick's Sporting Goods Inc.	853,976	49,428
	Carter's Inc.	570,446	49,389
	Harley-Davidson Inc.	2,004,644	49,194
	Marriott Vacations Worldwide Corp.	526,446	47,807
*	Murphy USA Inc.	353,823	45,385
	Foot Locker Inc.	1,362,545	45,005
	KB Home	1,150,541	44,169
*	YETI Holdings Inc.	963,906	43,684
*	frontdoor Inc.	1,118,997	43,540
*	Taylor Morrison Home Corp. Class A	1,690,483	41,569
*	Fox Factory Holding Corp.	543,180	40,375
*	AutoNation Inc.	762,342	40,351
*	Overstock.com Inc.	554,427	40,279
*	National Vision Holdings Inc.	1,051,270	40,201
	H&R Block Inc.	2,467,345	40,193
*	Crocs Inc.	881,451	37,664
	Kohl's Corp.	2,028,653	37,591
	Qurate Retail Inc. Class A	5,047,887	36,244
	Cracker Barrel Old Country Store Inc.	308,495	35,372
*	Capri Holdings Ltd.	1,961,854	35,313
	LCI Industries	327,741	34,836
	Papa John's International Inc.	418,349	34,422
	Wyndham Destinations Inc.	1,114,474	34,281
	Columbia Sportswear Co.	394,073	34,276
*	Dorman Products Inc.	376,585	34,036
*	LGI Homes Inc.	289,965	33,685
	Choice Hotels International Inc.	375,450	32,274
	Boyd Gaming Corp.	1,044,583	32,058
	MDC Holdings Inc.	654,550	30,829
*	TRI Pointe Group Inc.	1,697,944	30,801
*	Installed Building Products Inc.	302,373	30,766
*,1	Workhorse Group Inc.	1,209,432	30,574
*	Shake Shack Inc. Class A	464,452	29,948
	Strategic Education Inc.	320,549	29,321
	American Eagle Outfitters Inc.	1,956,915	28,982
*	iRobot Corp.	366,501	27,817

		Shares	Market Value ($000)
	Wolverine World Wide Inc.	1,069,619	27,639
*	Visteon Corp.	364,097	25,203
*	Scientific Games Corp.	721,271	25,180
	Brinker International Inc.	589,034	25,164
[1]	Bed Bath & Beyond Inc.	1,654,881	24,790
	Extended Stay America Inc.	2,074,018	24,785
*	Asbury Automotive Group Inc.	251,580	24,516
	Hyatt Hotels Corp. Class A	453,147	24,184
	Callaway Golf Co.	1,239,042	23,715
	Jack in the Box Inc.	296,398	23,507
	Goodyear Tire & Rubber Co.	3,033,975	23,271
[1]	Macy's Inc.	4,077,468	23,242
*	Hilton Grand Vacations Inc.	1,104,251	23,167
	Dana Inc.	1,876,404	23,117
	Winnebago Industries Inc.	442,617	22,870
*	Vroom Inc.	430,988	22,317
	Graham Holdings Co. Class B	53,619	21,668
*	Adient plc	1,247,576	21,621
	Big Lots Inc.	467,488	20,850
	Cooper Tire & Rubber Co.	654,787	20,757
*	Cavco Industries Inc.	111,620	20,126
	Six Flags Entertainment Corp.	989,234	20,081
*,1	Stitch Fix Inc. Class A	733,114	19,889
	Group 1 Automotive Inc.	223,260	19,734
	Penske Automotive Group Inc.	412,853	19,677
	Steven Madden Ltd.	993,474	19,373
*	Delphi Technologies plc	1,137,365	19,005
*	Skyline Champion Corp.	704,654	18,864
	La-Z-Boy Inc.	591,346	18,704
	Rent-A-Center Inc.	625,365	18,692
*	Urban Outfitters Inc.	897,010	18,667
*	Laureate Education Inc. Class A	1,367,731	18,163
*,1	Veoneer Inc.	1,228,258	18,055
	Monro Inc.	435,637	17,674
*	Sleep Number Corp.	354,270	17,327
*	Sonos Inc.	1,120,657	17,012
*	M/I Homes Inc.	369,129	16,998
*	Gentherm Inc.	415,358	16,988
[1]	Nordstrom Inc.	1,424,503	16,980
	Core-Mark Holding Co. Inc.	572,140	16,552
*	Adtalem Global Education Inc.	672,647	16,507
	Bloomin' Brands Inc.	1,040,653	15,891
*	Century Communities Inc.	368,442	15,596
[1]	Cheesecake Factory Inc.	542,138	15,039
*	Vista Outdoor Inc.	737,485	14,882
	Sturm Ruger & Co. Inc.	239,701	14,660
	Shutterstock Inc.	281,580	14,653
	Red Rock Resorts Inc. Class A	855,228	14,624
*	K12 Inc.	553,630	14,583
[1]	Kontoor Brands Inc.	594,383	14,384
	Acushnet Holdings Corp.	427,631	14,373
*	SeaWorld Entertainment Inc.	666,715	13,148
	ODP Corp.	662,071	12,877
*	Malibu Boats Inc. Class A	254,981	12,637
*	Sally Beauty Holdings Inc.	1,449,310	12,595
	Camping World Holdings Inc. Class A	419,536	12,481
*	Tupperware Brands Corp.	619,053	12,480
	Signet Jewelers Ltd.	651,723	12,187

		Shares	Market Value ($000)
	Sonic Automotive Inc. Class A	301,698	12,116
*	Perdoceo Education Corp.	952,203	11,655
	Standard Motor Products Inc.	250,853	11,201
	Dine Brands Global Inc.	204,963	11,189
*	RealReal Inc.	756,227	10,943
*	WW International Inc.	575,030	10,851
	Abercrombie & Fitch Co. Class A	757,262	10,549
	Smith & Wesson Brands Inc.	679,296	10,543
*	At Home Group Inc.	689,620	10,248
	Levi Strauss & Co. Class A	759,076	10,172
*	Boot Barn Holdings Inc.	351,757	9,898
	Dave & Buster's Entertainment Inc.	640,880	9,716
*	Everi Holdings Inc.	1,154,074	9,521
*	Vivint Smart Home Inc.	556,923	9,512
*	Magnite Inc.	1,361,441	9,455
*	Green Brick Partners Inc.	580,239	9,342
*	Hibbett Sports Inc.	231,193	9,067
[1]	PetMed Express Inc.	286,743	9,067
	BJ's Restaurants Inc.	307,112	9,041
*,1	Michaels Cos. Inc.	917,081	8,854
	Franchise Group Inc.	344,767	8,743
*	Lumber Liquidators Holdings Inc.	395,498	8,721
*,1	GrowGeneration Corp.	528,777	8,450
*	Sportsman's Warehouse Holdings Inc.	588,196	8,417
*	GoPro Inc. Class A	1,840,447	8,337
*	1-800-Flowers.com Inc. Class A	333,195	8,310
	Buckle Inc.	404,322	8,244
	Oxford Industries Inc.	202,836	8,186
*	Quotient Technology Inc.	1,105,165	8,156
*	Zumiez Inc.	291,054	8,097
*	Denny's Corp.	803,741	8,037
*	American Axle & Manufacturing Holdings Inc.	1,381,180	7,969
*	Monarch Casino & Resort Inc.	176,811	7,886
*	Purple Innovation Inc. Class A	315,325	7,839
*	MarineMax Inc.	304,368	7,813
*	G-III Apparel Group Ltd.	591,111	7,749
*	America's Car-Mart Inc.	89,843	7,626
*	Universal Electronics Inc.	193,433	7,300
	Johnson Outdoors Inc. Class A	88,505	7,248
*,1	Accel Entertainment Inc. Class A	659,027	7,058
*	Nautilus Inc.	401,472	6,889
*,1	GameStop Corp. Class A	653,823	6,669
*	Groupon Inc. Class A	310,792	6,340
*	American Public Education Inc.	216,518	6,104
[1]	Children's Place Inc.	208,750	5,918
*	XPEL Inc.	226,283	5,901
	Marine Products Corp.	371,716	5,814
	Twin River Worldwide Holdings Inc.	219,024	5,754
	Guess? Inc.	484,947	5,635
*	Beazer Homes USA Inc.	421,848	5,568
*	Stoneridge Inc.	302,223	5,552
	Collectors Universe Inc.	110,167	5,452
	Carriage Services Inc. Class A	242,117	5,402
	Haverty Furniture Cos. Inc.	256,038	5,361
	Winmark Corp.	31,048	5,346
	Caleres Inc.	553,727	5,294
*	MasterCraft Boat Holdings Inc.	277,753	4,858
*	Chuy's Holdings Inc.	247,764	4,851

		Shares	Market Value ($000)
	Ruth's Hospitality Group Inc.	438,609	4,851
	Hooker Furniture Corp.	178,788	4,618
	Clarus Corp.	325,801	4,600
*	CarParts.com Inc.	422,781	4,570
*	Modine Manufacturing Co.	728,479	4,553
	Ethan Allen Interiors Inc.	333,725	4,519
*	El Pollo Loco Holdings Inc.	277,018	4,488
*	Motorcar Parts of America Inc.	287,264	4,470
	Designer Brands Inc. Class A	806,320	4,378
*	Genesco Inc.	203,088	4,375
*	Waitr Holdings Inc.	1,353,852	4,359
	Shoe Carnival Inc.	129,561	4,351
*	Tenneco Inc. Class A	606,878	4,212
*	Del Taco Restaurants Inc.	499,382	4,095
*	Lovesac Co.	140,295	3,888
*	Fossil Group Inc.	659,977	3,788
*	Golden Entertainment Inc.	272,578	3,770
*	Carrols Restaurant Group Inc.	569,803	3,675
*	TravelCenters of America Inc.	187,182	3,658
*	Turtle Beach Corp.	193,687	3,525
	Citi Trends Inc.	137,994	3,447
*	Party City Holdco Inc.	1,325,867	3,447
*	Lindblad Expeditions Holdings Inc.	391,314	3,330
*	Cooper-Standard Holdings Inc.	251,973	3,329
*	Revolve Group Inc. Class A	199,990	3,286
*	Playa Hotels & Resorts NV	766,837	3,213
*,1	Genius Brands International Inc.	2,684,315	3,194
	OneSpaWorld Holdings Ltd.	489,027	3,179
*	Lands' End Inc.	236,174	3,077
*	Noodles & Co. Class A	443,882	3,049
*	Conn's Inc.	281,571	2,979
*	Liquidity Services Inc.	384,483	2,868
	Superior Group of Cos. Inc.	119,440	2,775
*	Unifi Inc.	210,325	2,701
[1]	Dillard's Inc. Class A	73,682	2,691
*	Houghton Mifflin Harcourt Co.	1,548,688	2,679
*	Aspen Group Inc.	235,192	2,627
*	American Outdoor Brands Inc.	200,494	2,612
*	Fiesta Restaurant Group Inc.	275,850	2,585
	Rocky Brands Inc.	103,317	2,565
	Cato Corp. Class A	324,089	2,534
	Flexsteel Industries Inc.	103,832	2,492
	Movado Group Inc.	248,948	2,475
*,1	Red Robin Gourmet Burgers Inc.	187,905	2,473
*	BBX Capital Corp.	183,968	2,463
	RCI Hospitality Holdings Inc.	114,692	2,340
*	Century Casinos Inc.	408,393	2,238
*	Regis Corp.	362,865	2,228
[1]	Big 5 Sporting Goods Corp.	297,614	2,226
*	LMP Automotive Holdings Inc.	81,697	2,217
	Escalade Inc.	119,287	2,182
*	Duluth Holdings Inc. Class B	177,191	2,165
*,1	Blink Charging Co.	209,897	2,164
*,1	Casper Sleep Inc.	298,620	2,147
*,1	Arcimoto Inc.	321,880	2,118
*	Hovnanian Enterprises Inc. Class A	64,852	2,109
	Nathan's Famous Inc.	40,865	2,094
*	VOXX International Corp. Class A	271,432	2,087

		Shares	Market Value ($000)
*	Vera Bradley Inc.	339,179	2,072
*,1	Vuzix Corp.	448,934	2,047
*,1	StoneMor Inc.	2,061,661	1,990
	Tilly's Inc. Class A	323,580	1,951
*,1	Lakeland Industries Inc.	97,647	1,933
*	Universal Technical Institute Inc.	376,994	1,915
	Culp Inc.	148,464	1,844
	Bassett Furniture Industries Inc.	130,243	1,782
	Chico's FAS Inc.	1,734,949	1,687
*,1	Kirkland's Inc.	202,292	1,661
*	Zovio Inc. Class A	407,446	1,630
*	Select Interior Concepts Inc. Class A	232,840	1,607
*	Horizon Global Corp.	275,807	1,586
	Hamilton Beach Brands Holding Co. Class A	76,216	1,482
*	Biglari Holdings Inc. Class B	16,477	1,467
*	Funko Inc. Class A	251,532	1,456
	Lifetime Brands Inc.	154,073	1,456
*	Container Store Group Inc.	233,508	1,450
*	OneWater Marine Inc. Class A	69,800	1,430
*	Barnes & Noble Education Inc.	541,067	1,396
*	PlayAGS Inc.	388,471	1,375
*	Potbelly Corp.	351,912	1,334
	Weyco Group Inc.	77,311	1,250
*	ZAGG Inc.	421,612	1,181
*	Delta Apparel Inc.	79,196	1,129
*	Leaf Group Ltd.	220,847	1,109
*	New Home Co. Inc.	194,068	1,056
*,1	Drive Shack Inc.	888,069	995
	Educational Development Corp.	58,462	980
*	J Alexander's Holdings Inc. Class A	179,472	933
	Strattec Security Corp.	41,964	835
*	Lincoln Educational Services Corp.	139,389	769
*,1	XpresSpa Group Inc.	372,794	734
*	Legacy Housing Corp.	52,717	721
*	Red Lion Hotels Corp.	327,789	705
*	Blue Apron Holdings Inc. Class A	93,541	670
*	ONE Group Hospitality Inc.	330,500	661
*	Kura Sushi USA Inc. Class A	46,926	615
*	Target Hospitality Corp.	498,211	608
*,1	Express Inc.	992,974	606
*	Full House Resorts Inc.	302,969	588
*,1	Remark Holdings Inc.	501,492	587
*	Lazydays Holdings Inc.	46,200	586
*	Inspired Entertainment Inc.	196,612	582
	Bluegreen Vacations Corp.	110,468	541
*	Build-A-Bear Workshop Inc.	196,911	492
*	iMedia Brands Inc.	82,065	476
	Crown Crafts Inc.	80,356	454
	Ark Restaurants Corp.	38,576	419
*,1	Luby's Inc.	146,561	419
*	RumbleON Inc. Class B	15,374	410
*	Superior Industries International Inc.	326,845	409
*	BBQ Holdings Inc.	104,531	346
*	Biglari Holdings Inc. Class A	600	293
	Dover Motorsports Inc.	181,111	255
*	Vince Holding Corp.	40,363	218
*	Greenlane Holdings Inc. Class A	94,720	212
*,1	FAT Brands Inc.	30,842	174

		Shares	Market Value ($000)
*	Monaker Group Inc.	78,800	174
*	Forward Industries Inc.	115,757	161
*,1	JAKKS Pacific Inc.	41,206	157
*	Unique Fabricating Inc.	45,041	152
*	Dixie Group Inc.	168,576	152
*	Good Times Restaurants Inc.	96,730	139
	AMCON Distributing Co.	2,126	137
*	Charles & Colvard Ltd.	160,570	132
*,1	Destination XL Group Inc.	512,322	132
*	Etsy Inc.	1,022	124
*,1	J. Jill Inc.	211,775	114
*,1	Francesca's Holdings Corp.	42,358	114
*	Flanigan's Enterprises Inc.	6,352	113
*,1	Esports Entertainment Group Inc.	25,552	99
*	Sypris Solutions Inc.	86,639	96
*	Kaspien Holdings Inc.	12,368	96
*,1	Iconix Brand Group Inc.	105,013	75
*	Mohawk Group Holdings Inc.	8,315	69
*,1	Nova Lifestyle Inc.	42,072	68
*,1	Sequential Brands Group Inc.	12,682	59
*,1	Toughbuilt Industries Inc.	78,634	55
*	Nephros Inc.	7,214	52
*	Rave Restaurant Group Inc.	103,389	46
*	Live Ventures Inc.	5,291	45
	Lennar Corp. Class A	471	38
*	Edison Nation Inc.	20,400	37
	Canterbury Park Holding Corp.	2,730	33
*,1	Apex Global Brands Inc.	2,611	16
*	Xcel Brands Inc.	12,396	10
*	Koss Corp.	4,492	10
*	Amergent Hospitality Group Inc.	22,675	8
*,1	AYRO Inc.	2,828	8
*	Comstock Holding Cos. Inc. Class A	2,809	7
	Bowl America Inc. Class A	405	4
	P&F Industries Inc. Class A	574	3
*	Yunhong CTI Ltd.	1,768	3
*	Allied Esports Entertainment Inc.	1,963	3
			12,003,220
Consumer Staples (2.6%)
	Keurig Dr Pepper Inc.	6,010,421	165,888
*	Beyond Meat Inc.	643,532	106,865
*	Boston Beer Co. Inc. Class A	118,863	104,999
	Casey's General Stores Inc.	482,746	85,760
	Bunge Ltd.	1,825,082	83,406
*	Darling Ingredients Inc.	2,108,452	75,967
*	BJ's Wholesale Club Holdings Inc.	1,777,989	73,875
*	Post Holdings Inc.	822,080	70,699
	Ingredion Inc.	875,290	66,242
*	US Foods Holding Corp.	2,881,408	64,025
	Flowers Foods Inc.	2,559,107	62,263
*	Performance Food Group Co.	1,730,378	59,906
*	Herbalife Nutrition Ltd.	1,258,664	58,717
*	Freshpet Inc.	522,985	58,391
	Lancaster Colony Corp.	255,611	45,703
*	Grocery Outlet Holding Corp.	1,065,065	41,878
*	Hain Celestial Group Inc.	1,071,475	36,752
	WD-40 Co.	180,411	34,154
	Nu Skin Enterprises Inc. Class A	674,306	33,776

		Shares	Market Value ($000)
*	Sprouts Farmers Market Inc.	1,549,262	32,426
	Sanderson Farms Inc.	259,062	30,561
	Energizer Holdings Inc.	767,622	30,045
*	TreeHouse Foods Inc.	740,540	30,014
	Spectrum Brands Holdings Inc.	506,554	28,955
	J & J Snack Foods Corp.	195,783	25,528
	Medifast Inc.	154,076	25,338
*	Simply Good Foods Co.	1,096,414	24,176
[1]	B&G Foods Inc.	846,485	23,507
	Reynolds Consumer Products Inc.	694,690	21,271
	PriceSmart Inc.	315,325	20,953
*	Hostess Brands Inc. Class A	1,620,424	19,980
*	Edgewell Personal Care Co.	711,467	19,836
*	Central Garden & Pet Co. Class A	528,837	19,112
*	Cal-Maine Foods Inc.	474,840	18,220
	Vector Group Ltd.	1,720,931	16,676
	Coca-Cola Consolidated Inc.	59,735	14,377
	Calavo Growers Inc.	206,473	13,683
	Universal Corp.	300,273	12,575
	Weis Markets Inc.	240,720	11,555
*	BellRing Brands Inc. Class A	550,710	11,422
*	United Natural Foods Inc.	731,963	10,884
*	USANA Health Sciences Inc.	146,508	10,790
*,1	National Beverage Corp.	143,773	9,778
	Coty Inc. Class A	3,619,245	9,772
	Seaboard Corp.	3,362	9,537
*	Pilgrim's Pride Corp.	622,662	9,318
*	elf Beauty Inc.	498,385	9,155
	Inter Parfums Inc.	244,189	9,120
	SpartanNash Co.	504,871	8,255
	Fresh Del Monte Produce Inc.	348,457	7,987
	John B Sanfilippo & Son Inc.	104,332	7,865
*	Celsius Holdings Inc.	345,453	7,845
	Ingles Markets Inc. Class A	204,926	7,795
[1]	Tootsie Roll Industries Inc.	251,952	7,785
	MGP Ingredients Inc.	186,725	7,420
	Andersons Inc.	380,814	7,300
*,1	Albertsons Cos. Inc. Class A	525,774	7,282
*,1	Rite Aid Corp.	737,798	7,002
*	Chefs' Warehouse Inc.	444,479	6,463
[1]	Turning Point Brands Inc.	171,860	4,795
*	Vital Farms Inc.	116,441	4,719
*	Central Garden & Pet Co.	112,693	4,500
*	Landec Corp.	432,811	4,207
*	Seneca Foods Corp. Class A	107,308	3,834
	Limoneira Co.	242,947	3,474
*,1	HF Foods Group Inc.	502,096	3,319
	Village Super Market Inc. Class A	124,634	3,067
*	Whole Earth Brands Inc.	357,300	2,980
*	Craft Brew Alliance Inc.	162,584	2,683
	Oil-Dri Corp. of America	65,419	2,340
*,1	NewAge Inc.	1,243,892	2,152
*	Lifevantage Corp.	168,510	2,034
*	Veru Inc.	618,564	1,621
	Alico Inc.	46,718	1,337
	Natural Grocers by Vitamin Cottage Inc.	121,761	1,201
*	Nature's Sunshine Products Inc.	93,878	1,086
*,1	22nd Century Group Inc.	1,688,581	1,082

		Shares	Market Value ($000)
	United-Guardian Inc.	52,397	786
*	Farmer Bros Co.	169,421	749
*,1	Revlon Inc. Class A	110,046	695
*,1	Alkaline Water Co. Inc.	542,792	684
	Natural Health Trends Corp.	115,655	652
*	S&W Seed Co.	246,506	611
*	Natural Alternatives International Inc.	73,591	556
	Ocean Bio-Chem Inc.	31,116	446
*	Lifeway Foods Inc.	87,868	442
*	Reed's Inc.	325,144	302
*	Laird Superfood Inc.	5,677	260
	Rocky Mountain Chocolate Factory Inc.	96,131	258
*,1	Arcadia Biosciences Inc.	90,707	254
*	Coffee Holding Co. Inc.	55,673	194
*	RiceBran Technologies	378,072	159
*	Summer Infant Inc.	9,483	156
*	Guardion Health Sciences Inc.	688,575	138
	Mannatech Inc.	6,781	114
*,1	Eastside Distilling Inc.	86,197	98
*	MYOS RENS Technology Inc.	69,110	95
*	Bridgford Foods Corp.	4,554	83
*,1	Youngevity International Inc.	135,091	81
*,1	Ifresh Inc.	116,086	80
*	Reliv International Inc.	4,459	15
*	Willamette Valley Vineyards Inc.	1,134	7
*	Cyanotech Corp.	2,701	7
			1,999,182
Energy (1.2%)
*	Cheniere Energy Inc.	2,993,223	138,496
	Equitrans Midstream Corp.	5,299,086	44,830
	EQT Corp.	3,335,340	43,126
	Targa Resources Corp.	3,045,071	42,722
	Parsley Energy Inc. Class A	3,904,372	36,545
	Cimarex Energy Co.	1,332,196	32,412
*	CNX Resources Corp.	2,928,917	27,649
	Ovintiv Inc.	3,381,860	27,596
*	Renewable Energy Group Inc.	512,384	27,372
*	WPX Energy Inc.	5,227,372	25,614
	Range Resources Corp.	3,338,061	22,098
	Helmerich & Payne Inc.	1,364,057	19,983
	Antero Midstream Corp.	3,713,041	19,939
*	ChampionX Corp.	2,395,938	19,144
*	Southwestern Energy Co.	7,841,585	18,428
	World Fuel Services Corp.	813,307	17,234
*	PDC Energy Inc.	1,347,970	16,708
	Murphy Oil Corp.	1,852,438	16,524
*	Matador Resources Co.	1,350,838	11,158
	Cactus Inc. Class A	578,919	11,110
*	Dril-Quip Inc.	427,360	10,581
[1]	Continental Resources Inc.	796,889	9,786
	Core Laboratories NV	620,972	9,476
	New Fortress Energy Inc. Class A	211,934	9,327
*,1	Antero Resources Corp.	3,322,514	9,137
	Arch Resources Inc.	210,997	8,963
	Delek US Holdings Inc.	802,428	8,931
	Archrock Inc.	1,515,088	8,151
*	Magnolia Oil & Gas Corp. Class A	1,499,493	7,752
*	SEACOR Holdings Inc.	259,088	7,534

		Shares	Market Value ($000)
	Patterson-UTI Energy Inc.	2,626,362	7,485
*	Green Plains Inc.	475,826	7,366
	DMC Global Inc.	213,021	7,017
	PBF Energy Inc. Class A	1,172,392	6,671
*,1,2	Transocean Ltd.	7,944,232	6,410
*	Bristow Group Inc. Class A	278,061	5,909
	Liberty Oilfield Services Inc. Class A	737,475	5,892
	International Seaways Inc.	362,910	5,302
*	REX American Resources Corp.	80,773	5,300
	CVR Energy Inc.	421,036	5,212
*	Oceaneering International Inc.	1,468,585	5,169
	Kosmos Energy Ltd.	5,224,311	5,097
*	Bonanza Creek Energy Inc.	261,149	4,910
*,1	Pacific Ethanol Inc.	667,056	4,876
*	Helix Energy Solutions Group Inc.	1,930,027	4,651
*	ProPetro Holding Corp.	1,128,590	4,582
*	NexTier Oilfield Solutions Inc.	2,354,978	4,357
*,1	NextDecade Corp.	1,426,849	4,252
*	Tidewater Inc.	606,893	4,072
*	Par Pacific Holdings Inc.	566,682	3,836
	Brigham Minerals Inc. Class A	419,515	3,742
*	Select Energy Services Inc. Class A	935,893	3,594
*,1	Comstock Resources Inc.	795,088	3,483
*	Clean Energy Fuels Corp.	1,301,272	3,227
	US Silica Holdings Inc.	1,075,545	3,227
*	Matrix Service Co.	386,129	3,224
*	Aspen Aerogels Inc.	292,292	3,201
*	Dorian LPG Ltd.	396,248	3,174
	QEP Resources Inc.	3,351,696	3,026
*,1	Callon Petroleum Co.	576,955	2,781
	Solaris Oilfield Infrastructure Inc. Class A	415,565	2,635
*,1	W&T Offshore Inc.	1,393,889	2,509
	SM Energy Co.	1,572,976	2,501
*,1	Uranium Energy Corp.	2,432,660	2,425
*	Oil States International Inc.	880,297	2,403
*	Frank's International NV	1,513,889	2,331
[1]	Nabors Industries Ltd.	95,212	2,327
	Peabody Energy Corp.	1,005,717	2,313
*	Diamond S Shipping Inc.	322,798	2,218
*	Overseas Shipholding Group Inc. Class A	895,213	1,916
*	Penn Virginia Corp.	192,756	1,899
*	RPC Inc.	714,823	1,887
*	Talos Energy Inc.	290,972	1,877
*	Northern Oil & Gas Inc.	324,512	1,863
	Berry Corp.	585,888	1,857
*	CONSOL Energy Inc.	380,416	1,685
*,1	Centennial Resource Development Inc. Class A	2,787,516	1,679
*	Exterran Corp.	389,463	1,620
*	Contango Oil & Gas Co.	1,153,201	1,545
*	Natural Gas Services Group Inc.	179,377	1,516
*	Battalion Oil Corp.	181,800	1,436
	Falcon Minerals Corp.	587,838	1,434
*	Newpark Resources Inc.	1,304,274	1,370
*	Montage Resources Corp.	308,998	1,357
*	Laredo Petroleum Inc.	129,093	1,265
*,1	Oasis Petroleum Inc.	4,155,019	1,163
*	Gulfport Energy Corp.	2,196,554	1,158
*	Geospace Technologies Corp.	179,738	1,111

		Shares	Market Value ($000)
	NACCO Industries Inc. Class A	60,211	1,096
*,1	Tellurian Inc.	1,356,077	1,081
	Evolution Petroleum Corp.	435,404	975
*	TETRA Technologies Inc.	1,796,542	918
*	Goodrich Petroleum Corp.	113,962	876
*	Earthstone Energy Inc. Class A	295,017	764
*	RigNet Inc.	184,815	758
*	VAALCO Energy Inc.	745,157	745
*	SandRidge Energy Inc.	435,952	719
*	Gulf Island Fabrication Inc.	228,031	714
*,1	Forum Energy Technologies Inc.	1,199,939	659
*	Centrus Energy Corp. Class A	76,424	640
*,1	Ring Energy Inc.	912,398	620
*	SEACOR Marine Holdings Inc.	290,748	590
	Adams Resources & Energy Inc.	26,556	529
*	Altus Midstream Co. Class A	41,377	460
*	Dawson Geophysical Co.	260,463	458
*,1	Smart Sand Inc.	317,809	416
*,1	HighPoint Resources Corp.	1,658,527	382
*	Aemetis Inc.	119,184	381
*,1	Abraxas Petroleum Corp.	2,401,966	351
*,1	KLX Energy Services Holdings Inc.	79,322	329
*	Profire Energy Inc.	441,797	327
	Panhandle Oil & Gas Inc. Class A	223,317	319
*,1	SilverBow Resources Inc.	77,094	303
*	Mammoth Energy Services Inc.	180,337	289
*	MIND Technology Inc.	137,162	285
*	PrimeEnergy Resources Corp.	4,191	278
	Amplify Energy Corp.	294,559	251
*	ION Geophysical Corp.	146,956	220
*,1	Nine Energy Service Inc.	182,835	207
	Hallador Energy Co.	269,977	176
*	Ranger Energy Services Inc. Class A	66,043	172
*,1	Torchlight Energy Resources Inc.	631,684	164
*	Vertex Energy Inc.	318,653	159
*	Independence Contract Drilling Inc.	53,285	130
*	NCS Multistage Holdings Inc.	202,955	121
*,1	Gevo Inc.	107,879	108
*,1	US Well Services Inc. Class A	342,236	93
*,1	PEDEVCO Corp.	60,609	90
*,1	TransAtlantic Petroleum Ltd.	337,879	79
*,1	Enservco Corp.	450,210	68
*,1	New Concept Energy Inc.	29,463	42
*	ENGlobal Corp.	44,862	39
*	Tengasco Inc.	47,328	39
*	Superior Drilling Products Inc.	91,783	38
*	Barnwell Industries Inc.	44,204	38
*	Camber Energy Inc.	32,106	21
*,1	Houston American Energy Corp.	7,903	15
*,1	US Energy Corp. Wyoming	2,833	14
*,1	Westwater Resources Inc.	4,747	12
*	Mexco Energy Corp.	600	3
*,1,2	Harvest Natural Resources Inc.	133,886	—
			919,232
Financials (11.9%)
	Blackstone Group Inc. Class A	8,724,292	455,408
	KKR & Co. Inc.	7,286,425	250,216
*	Markel Corp.	179,198	174,485

		Shares	Market Value ($000)
	FactSet Research Systems Inc.	491,886	164,723
*	Arch Capital Group Ltd.	5,284,211	154,563
	TD Ameritrade Holding Corp.	3,914,655	153,259
	Brown & Brown Inc.	3,043,833	137,794
	Annaly Capital Management Inc.	18,239,846	129,868
	Ally Financial Inc.	4,857,192	121,770
	Apollo Global Management Inc. Class A	2,718,589	121,657
	Fidelity National Financial Inc.	3,802,933	119,070
	RenaissanceRe Holdings Ltd.	666,845	113,190
	AGNC Investment Corp.	7,197,261	100,114
	Alleghany Corp.	186,432	97,029
	Equitable Holdings Inc.	5,255,450	95,859
	Reinsurance Group of America Inc.	884,501	84,196
	SEI Investments Co.	1,567,544	79,506
	LPL Financial Holdings Inc.	1,030,926	79,041
	Voya Financial Inc.	1,625,595	77,915
	First American Financial Corp.	1,453,474	73,996
	Commerce Bancshares Inc.	1,303,495	73,374
	First Horizon National Corp.	7,246,739	68,337
	Erie Indemnity Co. Class A	321,081	67,517
	Tradeweb Markets Inc. Class A	1,164,058	67,515
	American Financial Group Inc.	936,582	62,732
	Prosperity Bancshares Inc.	1,201,594	62,279
	East West Bancorp Inc.	1,841,991	60,307
	Primerica Inc.	517,970	58,603
	Signature Bank	697,574	57,892
	Eaton Vance Corp.	1,496,732	57,100
	Starwood Property Trust Inc.	3,705,586	55,917
*	Athene Holding Ltd. Class A	1,639,367	55,870
	Old Republic International Corp.	3,703,843	54,595
	Essent Group Ltd.	1,468,780	54,360
*,1	Credit Acceptance Corp.	158,772	53,767
	Kemper Corp.	801,975	53,596
	Kinsale Capital Group Inc.	279,597	53,174
	First Financial Bankshares Inc.	1,861,243	51,947
	Jefferies Financial Group Inc.	2,796,731	50,341
	New York Community Bancorp Inc.	6,049,608	50,030
	Interactive Brokers Group Inc. Class A	1,028,379	49,702
	Ares Management Corp. Class A	1,214,682	49,097
	Lazard Ltd. Class A	1,475,873	48,778
	Cullen/Frost Bankers Inc.	727,095	46,498
	Axis Capital Holdings Ltd.	1,052,366	46,346
	TCF Financial Corp.	1,982,094	46,302
	Hanover Insurance Group Inc.	496,284	46,244
	Stifel Financial Corp.	896,601	45,332
	South State Corp.	925,504	44,563
	Morningstar Inc.	276,405	44,393
	RLI Corp.	523,728	43,852
	New Residential Investment Corp.	5,454,464	43,363
	Janus Henderson Group plc	1,970,392	42,797
	Western Alliance Bancorp	1,326,352	41,939
*	Cannae Holdings Inc.	1,122,487	41,824
	Blackstone Mortgage Trust Inc. Class A	1,900,889	41,763
	Affiliated Managers Group Inc.	605,471	41,402
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	975,281	41,225
	Synovus Financial Corp.	1,914,432	40,529
	Selective Insurance Group Inc.	786,565	40,500
	Glacier Bancorp Inc.	1,256,705	40,277

		Shares	Market Value ($000)
	SLM Corp.	4,901,735	39,655
	Popular Inc.	1,086,110	39,393
	Houlihan Lokey Inc. Class A	662,883	39,143
	MGIC Investment Corp.	4,413,286	39,102
	Community Bank System Inc.	700,050	38,125
	Carlyle Group Inc.	1,511,855	37,297
	Radian Group Inc.	2,496,807	36,478
	United Bankshares Inc.	1,684,773	36,172
*	Green Dot Corp. Class A	701,143	35,485
	Valley National Bancorp	5,166,203	35,389
	Evercore Inc. Class A	532,159	34,835
	Pinnacle Financial Partners Inc.	975,242	34,709
*	Trupanion Inc.	428,062	33,774
	Bank OZK	1,574,119	33,560
*	Brighthouse Financial Inc.	1,190,119	32,026
*	LendingTree Inc.	102,682	31,512
	PennyMac Financial Services Inc.	540,175	31,395
	White Mountains Insurance Group Ltd.	40,139	31,268
	FirstCash Inc.	545,827	31,227
	Umpqua Holdings Corp.	2,917,049	30,979
	Webster Financial Corp.	1,170,848	30,922
	OneMain Holdings Inc.	980,938	30,654
	Home BancShares Inc.	1,982,835	30,060
	Wintrust Financial Corp.	746,103	29,881
	Artisan Partners Asset Management Inc. Class A	764,672	29,815
	National General Holdings Corp.	881,922	29,765
	First Citizens BancShares Inc. Class A	93,174	29,702
*	Palomar Holdings Inc.	280,433	29,232
	CNO Financial Group Inc.	1,815,406	29,119
	FNB Corp.	4,085,378	27,699
	CVB Financial Corp.	1,662,644	27,650
*	Enstar Group Ltd.	170,442	27,526
	UMB Financial Corp.	558,765	27,385
	Independent Bank Corp.	788,200	27,023
	Federated Hermes Inc. Class B	1,244,354	26,766
*	eHealth Inc.	338,804	26,766
	Old National Bancorp	2,126,189	26,705
	Bank of Hawaii Corp.	526,107	26,579
	Hamilton Lane Inc. Class A	409,836	26,471
	BankUnited Inc.	1,203,933	26,378
	Sterling Bancorp	2,505,263	26,355
*,1	Rocket Cos. Inc. Class A	1,320,790	26,323
	American Equity Investment Life Holding Co.	1,189,404	26,155
	PacWest Bancorp	1,523,728	26,025
	Associated Banc-Corp	1,945,330	24,550
	First Hawaiian Inc.	1,695,122	24,528
	Moelis & Co. Class A	697,661	24,516
	Virtu Financial Inc. Class A	1,062,217	24,442
	BancorpSouth Bank	1,252,792	24,279
*	PRA Group Inc.	601,823	24,043
	Pacific Premier Bancorp Inc.	1,160,424	23,371
	Assured Guaranty Ltd.	1,065,195	22,880
	Chimera Investment Corp.	2,740,463	22,472
	CIT Group Inc.	1,267,985	22,456
	Columbia Banking System Inc.	930,816	22,200
	Simmons First National Corp. Class A	1,397,901	22,164
*	Genworth Financial Inc. Class A	6,578,452	22,038
	Atlantic Union Bankshares Corp.	1,015,908	21,710

		Shares	Market Value ($000)
*	Mr Cooper Group Inc.	950,240	21,209
	Ameris Bancorp	927,322	21,124
	PennyMac Mortgage Investment Trust	1,313,925	21,115
	Independent Bank Group Inc.	477,847	21,111
	Investors Bancorp Inc.	2,907,085	21,105
	ServisFirst Bancshares Inc.	618,340	21,042
	Cathay General Bancorp	954,433	20,692
	Washington Federal Inc.	990,798	20,668
	Navient Corp.	2,444,805	20,659
	Hancock Whitney Corp.	1,096,243	20,620
*,1	Open Lending Corp. Class A	806,265	20,560
	BOK Financial Corp.	398,111	20,507
*	Texas Capital Bancshares Inc.	656,939	20,451
	Walker & Dunlop Inc.	378,776	20,075
*	NMI Holdings Inc. Class A	1,108,890	19,738
	Fulton Financial Corp.	2,082,142	19,426
	Westamerica Bancorp	354,695	19,278
	United Community Banks Inc.	1,109,737	18,788
	International Bancshares Corp.	715,546	18,647
	Hilltop Holdings Inc.	900,000	18,522
	PJT Partners Inc. Class A	303,528	18,397
	Horace Mann Educators Corp.	543,871	18,165
	Two Harbors Investment Corp.	3,558,398	18,112
	WSFS Financial Corp.	660,317	17,809
	James River Group Holdings Ltd.	396,662	17,663
	WesBanco Inc.	823,713	17,595
	Flagstar Bancorp Inc.	587,538	17,409
	Trustmark Corp.	811,010	17,364
	Goosehead Insurance Inc. Class A	200,339	17,347
	Cohen & Steers Inc.	310,531	17,309
	Santander Consumer USA Holdings Inc.	930,895	16,933
	Renasant Corp.	713,953	16,221
	Capitol Federal Financial Inc.	1,736,796	16,091
	Northwest Bancshares Inc.	1,744,018	16,045
	First Merchants Corp.	691,341	16,011
	Arbor Realty Trust Inc.	1,379,230	15,820
	Nelnet Inc. Class A	262,357	15,807
[1]	Broadmark Realty Capital Inc.	1,596,193	15,738
	Apollo Commercial Real Estate Finance Inc.	1,724,816	15,541
*	Encore Capital Group Inc.	401,716	15,502
	MFA Financial Inc.	5,778,433	15,486
	First Midwest Bancorp Inc.	1,433,513	15,453
*	Axos Financial Inc.	661,766	15,426
	Argo Group International Holdings Ltd.	443,175	15,259
	NBT Bancorp Inc.	565,539	15,168
	Park National Corp.	183,853	15,069
	Stewart Information Services Corp.	343,215	15,009
	First Financial Bancorp	1,221,672	14,666
	First Bancorp (XNYS)	2,793,896	14,584
	AMERISAFE Inc.	249,739	14,325
	Mercury General Corp.	345,397	14,289
	Heartland Financial USA Inc.	471,867	14,154
	First Interstate BancSystem Inc. Class A	443,380	14,122
	Banner Corp.	436,782	14,091
*	Focus Financial Partners Inc. Class A	428,257	14,043
	Safety Insurance Group Inc.	201,891	13,949
	Cadence Bancorp Class A	1,594,009	13,693
	Sandy Spring Bancorp Inc.	588,641	13,586

		Shares	Market Value ($000)
	Lakeland Financial Corp.	329,530	13,577
	Towne Bank	802,214	13,156
	Piper Sandler Cos.	180,111	13,148
	Virtus Investment Partners Inc.	90,938	12,609
*	Seacoast Banking Corp. of Florida	669,585	12,073
	City Holding Co.	206,693	11,908
	Waddell & Reed Financial Inc. Class A	801,458	11,902
	New York Mortgage Trust Inc.	4,586,133	11,695
*	BRP Group Inc. Class A	457,985	11,408
	Hope Bancorp Inc.	1,466,166	11,121
	Employers Holdings Inc.	363,962	11,010
	Veritex Holdings Inc.	641,188	10,919
	BancFirst Corp.	265,105	10,827
	Provident Financial Services Inc.	885,323	10,801
	Redwood Trust Inc.	1,417,199	10,657
	Southside Bancshares Inc.	430,951	10,528
	Eagle Bancorp Inc.	390,058	10,450
	Ladder Capital Corp. Class A	1,433,809	10,209
	OceanFirst Financial Corp.	741,421	10,150
	ProAssurance Corp.	644,050	10,073
	National Bank Holdings Corp. Class A	383,534	10,068
	Live Oak Bancshares Inc.	397,099	10,059
*	StoneX Group Inc.	196,446	10,050
	BGC Partners Inc. Class A	4,159,743	9,983
	S&T Bancorp Inc.	558,614	9,882
	First Busey Corp.	612,838	9,738
	Heritage Financial Corp.	524,824	9,652
	CNA Financial Corp.	321,583	9,644
	FB Financial Corp.	374,142	9,398
*	Triumph Bancorp Inc.	300,386	9,354
	Brightsphere Investment Group Inc.	719,813	9,286
	First Commonwealth Financial Corp.	1,199,253	9,282
	Stock Yards Bancorp Inc.	271,470	9,241
	Enterprise Financial Services Corp.	326,636	8,907
	TFS Financial Corp.	601,985	8,843
*	Ambac Financial Group Inc.	691,596	8,832
	TriCo Bancshares	358,338	8,776
	ARMOUR Residential REIT Inc.	897,643	8,537
	Tompkins Financial Corp.	150,152	8,530
	Meta Financial Group Inc.	443,076	8,516
	German American Bancorp Inc.	310,690	8,432
	Kearny Financial Corp.	1,165,014	8,400
	First Bancorp (XNGS)	401,189	8,397
*	Third Point Reinsurance Ltd.	1,193,652	8,296
	HomeStreet Inc.	321,551	8,283
	Brookline Bancorp Inc.	954,353	8,250
	Great Western Bancorp Inc.	662,603	8,249
*	Selectquote Inc.	399,214	8,084
*	Columbia Financial Inc.	709,811	7,879
	TrustCo Bank Corp.	1,484,964	7,752
*,1	Lemonade Inc.	152,556	7,585
	OFG Bancorp	607,359	7,568
	Ellington Financial Inc.	616,170	7,554
	Bryn Mawr Bank Corp.	302,480	7,523
	Lakeland Bancorp Inc.	749,574	7,458
	First Foundation Inc.	564,751	7,381
*	Nicolet Bankshares Inc.	135,126	7,379
[1]	Invesco Mortgage Capital Inc.	2,642,568	7,161

		Shares	Market Value ($000)
	HarborOne Bancorp Inc.	877,953	7,085
	1st Source Corp.	229,665	7,083
	ConnectOne Bancorp Inc.	496,762	6,989
	Camden National Corp.	230,027	6,953
	Washington Trust Bancorp Inc.	225,708	6,920
	American National Group Inc.	102,234	6,904
	TPG RE Finance Trust Inc.	811,873	6,868
	Premier Financial Corp.	438,834	6,835
*	GoHealth Inc. Class A	522,840	6,810
*	Enova International Inc.	407,940	6,686
*	Blucora Inc.	707,811	6,668
	Allegiance Bancshares Inc.	283,718	6,631
	Federal Agricultural Mortgage Corp. Class C	103,670	6,600
	Univest Financial Corp.	458,161	6,584
	First Bancshares Inc.	312,439	6,552
	Meridian Bancorp Inc.	632,207	6,543
	Banc of California Inc.	644,363	6,521
	Origin Bancorp Inc.	304,945	6,514
	Preferred Bank	201,864	6,484
	United Fire Group Inc.	317,553	6,453
	Berkshire Hills Bancorp Inc.	628,649	6,356
*	Bancorp Inc.	735,517	6,355
	QCR Holdings Inc.	231,434	6,344
	Great Southern Bancorp Inc.	173,916	6,299
	Arrow Financial Corp.	249,670	6,264
	Ready Capital Corp.	556,714	6,235
	Northfield Bancorp Inc.	681,455	6,215
	Heritage Commerce Corp.	933,378	6,212
	Cowen Inc. Class A	381,766	6,211
	Capstead Mortgage Corp.	1,073,502	6,033
*	World Acceptance Corp.	55,663	5,875
	Central Pacific Financial Corp.	431,936	5,861
	Diamond Hill Investment Group Inc.	45,655	5,767
	National Western Life Group Inc. Class A	31,486	5,755
	Colony Credit Real Estate Inc.	1,164,456	5,717
	KKR Real Estate Finance Trust Inc.	343,814	5,683
	Granite Point Mortgage Trust Inc.	801,175	5,680
*	Donnelley Financial Solutions Inc.	422,288	5,642
	Bank of Marin Bancorp	193,016	5,590
	Community Trust Bancorp Inc.	194,977	5,510
	Waterstone Financial Inc.	353,614	5,477
	WisdomTree Investments Inc.	1,683,134	5,386
*	Watford Holdings Ltd.	234,644	5,383
	First of Long Island Corp.	353,867	5,241
	FBL Financial Group Inc. Class A	107,515	5,182
	B. Riley Financial Inc.	204,487	5,124
*	MBIA Inc.	842,516	5,106
	Dynex Capital Inc.	333,578	5,074
	Orchid Island Capital Inc.	996,450	4,992
	First Mid Bancshares Inc.	198,336	4,948
*	CrossFirst Bankshares Inc.	561,200	4,877
	HCI Group Inc.	98,881	4,874
*	TriState Capital Holdings Inc.	365,722	4,842
	Boston Private Financial Holdings Inc.	876,569	4,839
	Horizon Bancorp Inc.	473,922	4,782
	Bar Harbor Bankshares	231,256	4,752
	First Financial Corp.	150,551	4,727
	Cambridge Bancorp	88,858	4,724

		Shares	Market Value ($000)
*	Customers Bancorp Inc.	418,472	4,687
	Altabancorp	231,355	4,655
	Universal Insurance Holdings Inc.	335,671	4,646
	Farmers National Banc Corp.	425,152	4,643
*	LendingClub Corp.	982,398	4,627
	Ares Commercial Real Estate Corp.	505,805	4,623
	Mercantile Bank Corp.	253,183	4,562
	Hingham Institution For Savings	24,497	4,507
	First Community Bankshares Inc.	247,231	4,463
	Flushing Financial Corp.	423,027	4,450
	CBTX Inc.	270,800	4,425
	Merchants Bancorp	222,162	4,379
	Dime Community Bancshares Inc.	386,462	4,371
[1]	Bank First Corp.	71,885	4,220
*,1	Citizens Inc. Class A	755,274	4,184
	West Bancorp Inc.	259,207	4,106
	Peoples Bancorp Inc.	214,940	4,103
	Byline Bancorp Inc.	360,304	4,064
*	Assetmark Financial Holdings Inc.	183,747	3,995
	Republic Bancorp Inc. Class A	140,554	3,958
	Sierra Bancorp	235,552	3,955
*	Atlantic Capital Bancshares Inc.	345,394	3,920
	Hanmi Financial Corp.	474,236	3,893
	Midland States Bancorp Inc.	300,698	3,864
	Peapack-Gladstone Financial Corp.	254,369	3,854
	Heritage Insurance Holdings Inc.	380,769	3,853
	Financial Institutions Inc.	246,673	3,799
*	EZCORP Inc. Class A	742,611	3,735
	Capital City Bank Group Inc.	197,831	3,717
	State Auto Financial Corp.	268,673	3,697
	Peoples Financial Services Corp.	104,938	3,648
	Victory Capital Holdings Inc. Class A	214,740	3,627
	HomeTrust Bancshares Inc.	259,681	3,526
	Citizens & Northern Corp.	216,214	3,511
[1]	Metrocity Bankshares Inc.	265,759	3,500
	CNB Financial Corp.	233,675	3,475
*	Equity Bancshares Inc. Class A	220,321	3,415
	Bridge Bancorp Inc.	194,071	3,383
	American National Bankshares Inc.	154,864	3,240
	Oppenheimer Holdings Inc. Class A	144,471	3,225
	First Bancorp Inc.	150,877	3,180
	MidWestOne Financial Group Inc.	176,910	3,161
	Sculptor Capital Management Inc. Class A	268,394	3,151
	PCSB Financial Corp.	257,711	3,111
	Old Second Bancorp Inc.	414,791	3,109
	Civista Bancshares Inc.	246,755	3,089
*	Metropolitan Bank Holding Corp.	109,222	3,058
	Farmers & Merchants Bancorp Inc.	152,161	3,045
*	Greenlight Capital Re Ltd. Class A	448,774	3,020
*	Bridgewater Bancshares Inc.	308,577	2,928
	Business First Bancshares Inc.	193,938	2,909
	Century Bancorp Inc. Class A	43,734	2,875
	Alerus Financial Corp.	145,935	2,860
	Red River Bancshares Inc.	66,269	2,850
	Southern National Bancorp of Virginia Inc.	323,379	2,807
	Investors Title Co.	21,152	2,751
*	Southern First Bancshares Inc.	113,853	2,750
*	Silvergate Capital Corp. Class A	187,519	2,700

		Shares	Market Value ($000)
*	Oportun Financial Corp.	228,669	2,696
	SmartFinancial Inc.	197,221	2,680
	Guaranty Bancshares Inc.	107,455	2,675
	Independence Holding Co.	70,062	2,642
	Northrim Bancorp Inc.	103,006	2,626
	Home Bancorp Inc.	107,508	2,596
	Anworth Mortgage Asset Corp.	1,568,188	2,572
	Territorial Bancorp Inc.	125,627	2,541
*	Spirit of Texas Bancshares Inc.	226,049	2,523
	ACNB Corp.	120,407	2,504
	Amalgamated Bank Class A	231,282	2,447
	Great Ajax Corp.	289,298	2,398
	Greenhill & Co. Inc.	210,921	2,394
	FS Bancorp Inc.	58,205	2,386
*	Ocwen Financial Corp.	111,180	2,348
*	Regional Management Corp.	140,709	2,344
	RBB Bancorp	201,517	2,285
	Southern Missouri Bancorp Inc.	96,799	2,283
	Cherry Hill Mortgage Investment Corp.	252,437	2,267
	National Bankshares Inc.	88,924	2,252
	Carter Bank & Trust	336,610	2,238
	Enterprise Bancorp Inc.	105,588	2,219
	Reliant Bancorp Inc.	152,207	2,207
	Macatawa Bank Corp.	337,024	2,201
	LCNB Corp.	160,966	2,197
[1]	First Capital Inc.	38,982	2,185
	Protective Insurance Corp. Class B	160,081	2,102
*	Amerant Bancorp Inc. Class A	225,277	2,097
[1]	Fidelity D&D Bancorp Inc.	41,088	2,001
	ChoiceOne Financial Services Inc.	76,900	2,001
	Ames National Corp.	118,092	1,995
*	NI Holdings Inc.	117,411	1,983
	Luther Burbank Corp.	234,895	1,961
	United Insurance Holdings Corp.	321,956	1,951
	First Internet Bancorp	132,382	1,950
*	SWK Holdings Corp.	139,300	1,950
	MVB Financial Corp.	120,372	1,922
	Norwood Financial Corp.	78,111	1,900
	Northeast Bank	102,577	1,887
*	Howard Bancorp Inc.	209,553	1,882
	Mid Penn Bancorp Inc.	108,688	1,881
	Associated Capital Group Inc. Class A	51,741	1,869
	Western New England Bancorp Inc.	330,798	1,862
	Capstar Financial Holdings Inc.	188,394	1,848
*	BayCom Corp.	177,771	1,831
	Middlefield Banc Corp.	94,048	1,815
	Standard AVB Financial Corp.	54,796	1,789
	Summit Financial Group Inc.	119,570	1,771
	Orrstown Financial Services Inc.	137,192	1,756
	Arlington Asset Investment Corp. Class A	616,281	1,750
	Safeguard Scientifics Inc.	317,551	1,740
	Donegal Group Inc. Class A	122,763	1,727
	Bank of Commerce Holdings	247,276	1,724
	Tiptree Inc. Class A	347,173	1,719
	Crawford & Co. Class B	266,713	1,718
*	Select Bancorp Inc.	236,802	1,703
	Investar Holding Corp.	132,768	1,702
	Shore Bancshares Inc.	154,409	1,695

		Shares	Market Value ($000)
	Penns Woods Bancorp Inc.	85,255	1,692
	Evans Bancorp Inc.	75,622	1,683
	First Business Financial Services Inc.	116,955	1,671
	Western Asset Mortgage Capital Corp.	809,619	1,652
	ESSA Bancorp Inc.	133,034	1,640
	First Choice Bancorp	119,990	1,595
*	Professional Holding Corp. Class A	118,100	1,584
	Timberland Bancorp Inc.	87,696	1,579
	Community Financial Corp.	73,134	1,561
*	Esquire Financial Holdings Inc.	103,937	1,559
	Central Valley Community Bancorp	125,718	1,553
	Codorus Valley Bancorp Inc.	118,516	1,553
*	Coastal Financial Corp.	124,583	1,526
	Ellington Residential Mortgage REIT	135,502	1,504
*	Republic First Bancorp Inc.	756,181	1,497
	BCB Bancorp Inc.	186,501	1,492
	PCB Bancorp	168,864	1,484
	Premier Financial Bancorp Inc.	137,424	1,484
	BankFinancial Corp.	204,346	1,475
	Richmond Mutual Bancorp Inc.	136,621	1,445
*	ProSight Global Inc.	126,419	1,434
	First Northwest Bancorp	143,194	1,418
	Community Bankers Trust Corp.	275,595	1,400
	Parke Bancorp Inc.	117,162	1,399
	HBT Financial Inc.	123,300	1,383
	Bank of Princeton	75,810	1,377
	First Bank	221,122	1,371
	Curo Group Holdings Corp.	193,320	1,363
	CB Financial Services Inc.	71,072	1,356
	Hawthorn Bancshares Inc.	70,904	1,343
	Chemung Financial Corp.	46,289	1,336
	County Bancorp Inc.	70,459	1,325
	Westwood Holdings Group Inc.	118,862	1,324
	Meridian Corp.	82,000	1,323
	A-Mark Precious Metals Inc.	38,995	1,315
	1st Constitution Bancorp	110,376	1,313
	Eagle Bancorp Montana Inc.	72,809	1,283
*	MMA Capital Holdings Inc.	56,912	1,281
*	California Bancorp Inc.	111,000	1,258
	Nexpoint Real Estate Finance Inc.	85,463	1,255
[1]	AG Mortgage Investment Trust Inc.	449,876	1,242
	Mackinac Financial Corp.	128,400	1,239
	Citizens Holding Co.	54,367	1,219
*	Malvern Bancorp Inc.	102,938	1,215
*	FVCBankcorp Inc.	120,415	1,204
*	Maiden Holdings Ltd.	986,848	1,204
	United Security Bancshares	196,870	1,203
	Pzena Investment Management Inc. Class A	224,114	1,201
	SB Financial Group Inc.	88,836	1,198
	First United Corp.	101,549	1,189
	First Savings Financial Group Inc.	21,830	1,186
	First Community Corp.	86,350	1,177
	First Guaranty Bancshares Inc.	96,760	1,172
	Unity Bancorp Inc.	96,925	1,122
	C&F Financial Corp.	36,886	1,096
	Citizens Community Bancorp Inc.	157,958	1,088
	FNCB Bancorp Inc.	204,000	1,085
	Bankwell Financial Group Inc.	75,757	1,072

		Shares	Market Value ($000)
*	MainStreet Bancshares Inc.	87,486	1,071
*	On Deck Capital Inc.	668,361	1,069
*	Security National Financial Corp. Class A	166,790	1,067
	Riverview Bancorp Inc.	256,932	1,066
	Provident Financial Holdings Inc.	89,437	1,064
	Sachem Capital Corp.	264,111	1,049
	Exantas Capital Corp.	501,358	1,048
	Franklin Financial Services Corp.	47,974	1,026
	Peoples Bancorp of North Carolina Inc.	66,525	1,026
*	PDL Community Bancorp	113,139	998
	Ohio Valley Banc Corp.	45,934	949
	First Financial Northwest Inc.	103,776	946
	FedNat Holding Co.	148,849	941
	Oak Valley Bancorp	80,206	919
	First National Corp.	64,822	915
	Severn Bancorp Inc.	139,320	904
	Manning & Napier Inc. Class A	209,696	895
	Summit State Bank	78,386	874
	Colony Bankcorp Inc.	79,731	857
*	Atlanticus Holdings Corp.	71,283	848
	Salisbury Bancorp Inc.	26,823	848
	Prudential Bancorp Inc.	80,339	847
	United Bancorp Inc.	67,245	845
	Provident Bancorp Inc.	108,071	842
	Marlin Business Services Corp.	119,039	839
*	Pioneer Bancorp Inc.	94,381	838
	Silvercrest Asset Management Group Inc. Class A	78,526	821
	GAMCO Investors Inc. Class A	69,893	809
*	Pacific Mercantile Bancorp	212,182	789
*	Nicholas Financial Inc.	107,396	781
	Union Bankshares Inc.	38,465	780
	American River Bankshares	77,554	772
*	CF Bankshares Inc.	63,590	768
	Sterling Bancorp Inc.	251,548	757
	Plumas Bancorp	37,646	741
	Kingstone Cos. Inc.	123,825	729
	Donegal Group Inc. Class B	63,192	727
	Level One Bancorp Inc.	44,589	696
	South Plains Financial Inc.	56,000	695
	AmeriServ Financial Inc.	243,264	684
	Federal Agricultural Mortgage Corp. Class A	12,086	669
	Sound Financial Bancorp Inc.	22,640	663
*	Great Elm Capital Group Inc.	276,253	652
*	Consumer Portfolio Services Inc.	195,871	646
	Old Point Financial Corp.	42,408	642
	Auburn National Bancorp Inc.	17,501	635
*	HMN Financial Inc.	47,410	629
*	StepStone Group Inc. Class A	23,072	614
	Hunt Cos. Finance Trust Inc.	223,295	610
*	Capital Bancorp Inc.	63,563	601
*	Elevate Credit Inc.	229,193	589
	IF Bancorp Inc.	36,116	559
	Greene County Bancorp Inc.	25,448	552
	Guaranty Federal Bancshares Inc.	38,891	539
*	Medallion Financial Corp.	206,616	517
	Crawford & Co. Class A	78,780	515
	First US Bancshares Inc.	77,118	511
[1]	Hennessy Advisors Inc.	57,467	476

		Shares	Market Value ($000)
*	Randolph Bancorp Inc.	36,223	450
*	Hallmark Financial Services Inc.	170,838	448
	Community West Bancshares	54,114	435
	Landmark Bancorp Inc.	19,639	419
*	Siebert Financial Corp.	129,565	419
	Bank of South Carolina Corp.	23,946	384
	US Global Investors Inc. Class A	159,768	380
[1]	Emclaire Financial Corp.	14,818	370
*	Limestone Bancorp Inc.	33,851	356
	Bank7 Corp.	35,700	336
	Manhattan Bridge Capital Inc.	76,762	335
	Pathfinder Bancorp Inc.	31,500	334
*	FlexShopper Inc.	181,219	321
	OP Bancorp	54,998	315
	Oconee Federal Financial Corp.	13,333	291
*	Trean Insurance Group Inc.	18,977	289
	United Bancshares Inc.	13,889	285
	Tremont Mortgage Trust	94,591	276
*	First Western Financial Inc.	19,296	250
*	Impac Mortgage Holdings Inc.	181,058	230
	Elmira Savings Bank	20,034	221
	CBM Bancorp Inc.	15,795	194
	Fauquier Bankshares Inc.	12,871	194
*	Rhinebeck Bancorp Inc.	21,520	136
	Mid-Southern Bancorp Inc.	10,233	132
	Bank of the James Financial Group Inc.	12,209	119
*	Kingsway Financial Services Inc.	39,077	115
*	Ashford Inc.	19,599	114
*	FFBW Inc.	10,044	94
	Glen Burnie Bancorp	9,237	91
*	Magyar Bancorp Inc.	10,465	86
	Riverview Financial Corp.	10,855	73
*	Conifer Holdings Inc.	24,973	71
	Kentucky First Federal Bancorp	9,399	57
*	Community First Bancshares Inc.	7,805	56
*	Broadway Financial Corp.	30,486	51
	Home Federal Bancorp Inc. of Louisiana	2,217	51
	Value Line Inc.	1,919	47
*,1	Carver Bancorp Inc.	6,946	45
*	Village Bank & Trust Financial Corp.	1,338	41
*	1347 Property Insurance Holdings Inc.	10,409	40
*,1	Medley Management Inc. Class A	53,857	31
*	ICC Holdings Inc.	2,593	30
*	National Holdings Corp.	13,459	29
*	GWG Holdings Inc.	2,941	25
*,2	First Eagle Private Credit LLC CVR	225,787	21
	Patriot National Bancorp Inc.	3,079	20
	National Security Group Inc.	1,272	15
*	LM Funding America Inc.	19,336	13
*	HV Bancorp Inc.	525	7
*	Unico American Corp.	1,377	7
*	Atlantic American Corp.	2,591	5
	Lake Shore Bancorp Inc.	300	4
	WVS Financial Corp.	100	1
*	Cohen & Co. Inc.	64	1
*	National Holdings Corp. Warrants Exp. 01/18/2022	7,766	1

		Shares	Market Value ($000)
*	Velocity Financial Inc.	100	1
*,2	Frontier Financial Corp.	1	—
			8,953,568
Health Care (15.8%)
*	Veeva Systems Inc. Class A	1,694,015	476,340
*	Seattle Genetics Inc.	1,515,578	296,583
*	Moderna Inc.	3,912,417	276,804
*	Teladoc Health Inc.	1,067,138	233,959
*	Immunomedics Inc.	2,688,322	228,588
*	Alnylam Pharmaceuticals Inc.	1,519,213	221,197
*	Horizon Therapeutics plc	2,763,847	214,696
*	Insulet Corp.	855,182	202,328
*	Exact Sciences Corp.	1,960,131	199,835
*	BioMarin Pharmaceutical Inc.	2,371,709	180,440
*	Masimo Corp.	659,222	155,616
*	Charles River Laboratories International Inc.	647,871	146,710
*	Sarepta Therapeutics Inc.	1,030,381	144,696
*	Molina Healthcare Inc.	772,036	141,313
*	Avantor Inc.	5,787,864	130,169
	Bio-Techne Corp.	502,897	124,583
*	Novocure Ltd.	1,088,915	121,207
*	Elanco Animal Health Inc.	4,273,221	119,351
*	Livongo Health Inc.	840,355	117,692
*	Neurocrine Biosciences Inc.	1,220,474	117,361
*	Guardant Health Inc.	1,007,692	112,640
*	Quidel Corp.	498,178	109,290
*	10X Genomics Inc. Class A	845,183	105,377
*	Jazz Pharmaceuticals plc	725,276	103,417
*	Amedisys Inc.	424,418	100,345
	Chemed Corp.	206,488	99,187
*	Exelixis Inc.	4,041,528	98,815
*	MyoKardia Inc.	695,794	94,858
*	Repligen Corp.	639,547	94,359
*	Tandem Diabetes Care Inc.	796,408	90,392
*	iRhythm Technologies Inc.	375,056	89,305
*	LHC Group Inc.	413,110	87,811
*	Ionis Pharmaceuticals Inc.	1,821,629	86,436
*	Mirati Therapeutics Inc.	516,500	85,765
*	Penumbra Inc.	439,671	85,463
*	PRA Health Sciences Inc.	834,080	84,609
	Encompass Health Corp.	1,293,020	84,020
*	Momenta Pharmaceuticals Inc.	1,555,185	81,616
*,1	Novavax Inc.	736,117	79,758
*	Acceleron Pharma Inc.	686,912	77,298
*,1	Invitae Corp.	1,720,152	74,569
	Hill-Rom Holdings Inc.	867,641	72,457
*	Natera Inc.	998,933	72,163
*	Blueprint Medicines Corp.	728,011	67,487
*	Nevro Corp.	450,549	62,761
*	ACADIA Pharmaceuticals Inc.	1,514,538	62,475
*	Ultragenyx Pharmaceutical Inc.	755,256	62,074
*	Emergent BioSolutions Inc.	589,848	60,949
*	Iovance Biotherapeutics Inc.	1,808,733	59,543
*	United Therapeutics Corp.	582,682	58,851
*	Haemonetics Corp.	662,477	57,801
*	Arrowhead Pharmaceuticals Inc.	1,338,650	57,642
*	Arena Pharmaceuticals Inc.	762,885	57,056
*	Neogen Corp.	694,307	54,330

		Shares	Market Value ($000)
*	NeoGenomics Inc.	1,449,958	53,489
	Bruker Corp.	1,337,918	53,182
*	PPD Inc.	1,400,773	51,815
*	HealthEquity Inc.	1,003,525	51,551
*	Adaptive Biotechnologies Corp.	1,057,214	51,412
*	Envista Holdings Corp.	2,075,008	51,211
*	Wright Medical Group NV	1,669,962	51,001
*	Globus Medical Inc. Class A	987,031	48,878
*	Syneos Health Inc.	912,538	48,511
*	Amicus Therapeutics Inc.	3,422,927	48,332
*	Bluebird Bio Inc.	874,854	47,198
*	ICU Medical Inc.	254,456	46,504
*	FibroGen Inc.	1,100,680	45,260
*	Global Blood Therapeutics Inc.	816,625	45,029
*	Inspire Medical Systems Inc.	346,620	44,731
	Royalty Pharma plc Class A	1,054,312	44,355
*	Integra LifeSciences Holdings Corp.	922,329	43,552
*	Change Healthcare Inc.	2,989,732	43,381
*	Halozyme Therapeutics Inc.	1,649,182	43,341
*	Insmed Inc.	1,338,845	43,030
*	PTC Therapeutics Inc.	907,218	42,412
*	Sage Therapeutics Inc.	686,239	41,943
*	Omnicell Inc.	559,422	41,766
*	Biohaven Pharmaceutical Holding Co. Ltd.	640,698	41,652
*	Turning Point Therapeutics Inc.	476,009	41,584
*	Medpace Holdings Inc.	358,345	40,045
*	Nektar Therapeutics Class A	2,359,939	39,151
*	Fate Therapeutics Inc.	954,773	38,162
*	Bridgebio Pharma Inc.	1,005,450	37,724
	Ensign Group Inc.	660,163	37,669
*	Twist Bioscience Corp.	495,367	37,633
*	TG Therapeutics Inc.	1,382,564	36,997
*	Denali Therapeutics Inc.	1,027,234	36,806
*	ChemoCentryx Inc.	657,264	36,018
*	AMN Healthcare Services Inc.	614,108	35,901
*	Alkermes plc	2,091,371	34,654
*	Pacira BioSciences Inc.	566,684	34,069
*	Acadia Healthcare Co. Inc.	1,154,299	34,029
*	Tenet Healthcare Corp.	1,379,068	33,801
*	STAAR Surgical Co.	590,403	33,393
*	Allogene Therapeutics Inc.	867,466	32,712
*	NuVasive Inc.	669,465	32,516
*	Covetrus Inc.	1,288,105	31,430
*	Reata Pharmaceuticals Inc. Class A	317,164	30,898
	Premier Inc. Class A	931,772	30,590
*	Shockwave Medical Inc.	396,323	30,041
*,1	Sorrento Therapeutics Inc.	2,662,584	29,688
	CONMED Corp.	373,293	29,367
*	Silk Road Medical Inc.	432,918	29,096
*	Vir Biotechnology Inc.	847,175	29,084
*	Select Medical Holdings Corp.	1,390,691	28,954
*	LivaNova plc	636,673	28,784
*	Allakos Inc.	352,065	28,676
*	Glaukos Corp.	574,254	28,437
*	Merit Medical Systems Inc.	640,569	27,865
*	Xencor Inc.	714,979	27,734
*	HMS Holdings Corp.	1,157,846	27,730
	Patterson Cos. Inc.	1,139,530	27,468

		Shares	Market Value ($000)
*	Agios Pharmaceuticals Inc.	769,077	26,918
*	1Life Healthcare Inc.	933,321	26,469
*	Inovalon Holdings Inc. Class A	999,657	26,441
*	Deciphera Pharmaceuticals Inc.	512,467	26,290
*	R1 RCM Inc.	1,481,862	25,414
*	Integer Holdings Corp.	428,184	25,267
*	Axsome Therapeutics Inc.	349,926	24,932
*,1	Inovio Pharmaceuticals Inc.	2,135,440	24,771
*	CryoPort Inc.	510,864	24,215
*	Veracyte Inc.	742,454	24,122
*	CareDx Inc.	631,332	23,953
*	Prestige Consumer Healthcare Inc.	656,308	23,903
*	Corcept Therapeutics Inc.	1,371,213	23,866
*	AtriCure Inc.	588,155	23,467
*	Intra-Cellular Therapies Inc.	906,997	23,274
*	Editas Medicine Inc.	819,619	22,999
*	Pacific Biosciences of California Inc.	2,330,163	22,999
*	NanoString Technologies Inc.	508,462	22,728
*	Apellis Pharmaceuticals Inc.	748,367	22,578
*	Magellan Health Inc.	290,831	22,039
	Cantel Medical Corp.	489,902	21,526
*	Kura Oncology Inc.	697,885	21,383
*,1	OPKO Health Inc.	5,788,210	21,359
*	Aimmune Therapeutics Inc.	615,443	21,202
*	Kodiak Sciences Inc.	350,107	20,730
*	Cytokinetics Inc.	957,422	20,728
*	Avanos Medical Inc.	623,558	20,715
*	Schrodinger Inc.	426,699	20,272
*	BioTelemetry Inc.	443,963	20,236
*	Revance Therapeutics Inc.	798,398	20,072
*	Cardiovascular Systems Inc.	508,707	20,018
*,1	Ligand Pharmaceuticals Inc.	209,545	19,974
	Owens & Minor Inc.	782,292	19,643
*	Seres Therapeutics Inc.	683,042	19,337
*,1	Axonics Modulation Technologies Inc.	375,647	19,173
*	Ironwood Pharmaceuticals Inc. Class A	2,098,640	18,877
*	Addus HomeCare Corp.	195,531	18,480
*	REVOLUTION Medicines Inc.	529,154	18,415
*	MEDNAX Inc.	1,122,648	18,277
*	Immunovant Inc.	511,074	17,985
*	uniQure NV	485,062	17,865
*	MacroGenics Inc.	708,688	17,852
*	Allscripts Healthcare Solutions Inc.	2,114,510	17,212
*	Heron Therapeutics Inc.	1,133,772	16,803
*	Karuna Therapeutics Inc.	211,314	16,339
*	Coherus Biosciences Inc.	854,319	15,668
*	Intercept Pharmaceuticals Inc.	370,976	15,381
*	Providence Service Corp.	163,832	15,222
*	Dicerna Pharmaceuticals Inc.	835,438	15,030
	Mesa Laboratories Inc.	58,676	14,948
*	Sangamo Therapeutics Inc.	1,513,613	14,304
	Luminex Corp.	538,304	14,130
*	Madrigal Pharmaceuticals Inc.	118,940	14,122
	US Physical Therapy Inc.	162,517	14,119
*	Supernus Pharmaceuticals Inc.	672,565	14,016
*	Health Catalyst Inc.	380,111	13,912
*,1	Esperion Therapeutics Inc.	369,708	13,742
*	Zogenix Inc.	764,143	13,701

		Shares	Market Value ($000)
*	Mersana Therapeutics Inc.	730,506	13,602
*	Progyny Inc.	462,098	13,600
*	SpringWorks Therapeutics Inc.	284,140	13,545
	Simulations Plus Inc.	179,163	13,502
*	Epizyme Inc.	1,123,509	13,403
*	Intellia Therapeutics Inc.	667,517	13,270
*	Vocera Communications Inc.	448,520	13,043
*	Cerus Corp.	2,082,099	13,034
*	Atara Biotherapeutics Inc.	995,019	12,895
*	GenMark Diagnostics Inc.	904,191	12,840
*,1	SmileDirectClub Inc. Class A	1,075,616	12,563
*	Pennant Group Inc.	321,174	12,384
*	Y-mAbs Therapeutics Inc.	321,195	12,331
*	Myriad Genetics Inc.	933,765	12,176
*	Evolent Health Inc. Class A	976,098	12,113
*	Heska Corp.	122,178	12,070
*	Adverum Biotechnologies Inc.	1,157,892	11,926
*,1	Tabula Rasa HealthCare Inc.	290,208	11,832
*	OraSure Technologies Inc.	970,893	11,816
*,1	Karyopharm Therapeutics Inc.	806,644	11,777
*	Rocket Pharmaceuticals Inc.	515,003	11,773
*	Lantheus Holdings Inc.	927,710	11,754
*	Translate Bio Inc.	856,625	11,659
*	Vericel Corp.	627,845	11,634
*	Retrophin Inc.	621,977	11,482
*,1	Vaxcyte Inc.	224,260	11,074
*	Arcturus Therapeutics Holdings Inc.	253,390	10,870
*	REGENXBIO Inc.	393,774	10,837
*	Enanta Pharmaceuticals Inc.	236,557	10,830
	Atrion Corp.	17,199	10,767
*	CorVel Corp.	125,984	10,763
*	Athenex Inc.	880,979	10,660
*	AdaptHealth Corp. Class A	487,987	10,643
*	Relay Therapeutics Inc.	249,368	10,621
*	Theravance Biopharma Inc.	710,645	10,507
	National HealthCare Corp.	167,258	10,422
*	Arcus Biosciences Inc.	593,699	10,176
*	Tactile Systems Technology Inc.	274,467	10,043
*	Phreesia Inc.	309,698	9,951
*	Meridian Bioscience Inc.	584,136	9,919
*	CryoLife Inc.	534,574	9,874
*	Endo International plc	2,971,809	9,807
*	Quanterix Corp.	284,653	9,604
*,1	Vaxart Inc.	1,430,076	9,510
*	Rhythm Pharmaceuticals Inc.	436,844	9,466
*	Collegium Pharmaceutical Inc.	447,811	9,323
*	Forma Therapeutics Holdings Inc.	184,743	9,208
*	PetIQ Inc. Class A	278,371	9,164
*	BioLife Solutions Inc.	314,878	9,113
*	NextGen Healthcare Inc.	715,025	9,109
*	RadNet Inc.	591,860	9,085
*	Option Care Health Inc.	671,095	8,973
*	Castle Biosciences Inc.	173,879	8,946
*	ImmunoGen Inc.	2,461,089	8,860
*	Krystal Biotech Inc.	203,789	8,773
*	Orthofix Medical Inc.	281,227	8,757
*	Amphastar Pharmaceuticals Inc.	466,546	8,748
*	Gossamer Bio Inc.	701,931	8,711

		Shares	Market Value ($000)
*	Codexis Inc.	733,939	8,616
*	Cortexyme Inc.	171,457	8,573
	National Research Corp.	173,344	8,530
*	Constellation Pharmaceuticals Inc.	414,918	8,406
*	Innoviva Inc.	804,206	8,404
*	Hanger Inc.	529,568	8,378
*	Kadmon Holdings Inc.	2,127,466	8,340
*	BioCryst Pharmaceuticals Inc.	2,423,176	8,324
*	Provention Bio Inc.	648,503	8,320
*	Cara Therapeutics Inc.	651,339	8,288
*	Bioxcel Therapeutics Inc.	188,679	8,181
*	Natus Medical Inc.	473,922	8,118
*	Agenus Inc.	2,017,559	8,070
*	Protagonist Therapeutics Inc.	409,010	7,996
*,1	VBI Vaccines Inc.	2,739,919	7,836
*	Vapotherm Inc.	269,019	7,802
	LeMaitre Vascular Inc.	238,422	7,756
*	Albireo Pharma Inc.	230,531	7,693
*	Celldex Therapeutics Inc.	514,378	7,628
*,1	Frequency Therapeutics Inc.	396,843	7,623
*,1	Omeros Corp.	754,015	7,619
*,1	Geron Corp.	4,352,456	7,573
*	Vanda Pharmaceuticals Inc.	782,251	7,557
*	Aerie Pharmaceuticals Inc.	641,769	7,554
*	Intersect ENT Inc.	460,601	7,512
*	HealthStream Inc.	371,792	7,462
*,1	Relmada Therapeutics Inc.	197,373	7,425
*	Arvinas Inc.	313,284	7,397
*	Inogen Inc.	253,656	7,356
*	Berkeley Lights Inc.	96,339	7,356
*	Anika Therapeutics Inc.	207,763	7,353
*	Surmodics Inc.	188,584	7,338
*	Alector Inc.	696,378	7,336
*,1	ZIOPHARM Oncology Inc.	2,887,959	7,278
*	Varex Imaging Corp.	562,049	7,149
*	Radius Health Inc.	627,541	7,116
*	Fluidigm Corp.	954,568	7,092
*	Akero Therapeutics Inc.	230,109	7,085
*	Assembly Biosciences Inc.	429,984	7,069
*	SI-BONE Inc.	297,770	7,063
*,1	Clovis Oncology Inc.	1,195,992	6,973
*	Tivity Health Inc.	494,569	6,934
*,1	Beam Therapeutics Inc.	279,440	6,880
*	Inari Medical Inc.	99,679	6,880
*	Spectrum Pharmaceuticals Inc.	1,683,332	6,868
*	AngioDynamics Inc.	567,937	6,849
	Avita Therapeutics Inc.	271,703	6,836
*	Eidos Therapeutics Inc.	134,694	6,806
*	OrthoPediatrics Corp.	147,925	6,793
*	Arcutis Biotherapeutics Inc.	231,108	6,771
*	IGM Biosciences Inc.	91,396	6,746
*	Ocular Therapeutix Inc.	874,082	6,652
*	Stoke Therapeutics Inc.	198,208	6,638
*	Cymabay Therapeutics Inc.	898,451	6,505
*	Flexion Therapeutics Inc.	616,710	6,420
*	Viela Bio Inc.	226,592	6,363
*,1	Trevena Inc.	2,126,203	6,357
*	Eagle Pharmaceuticals Inc.	149,410	6,347

		Shares	Market Value ($000)
*	Surgery Partners Inc.	287,238	6,291
*,1	CEL-SCI Corp.	492,496	6,279
*	Brookdale Senior Living Inc.	2,468,297	6,269
*	Personalis Inc.	288,554	6,253
*	Amneal Pharmaceuticals Inc.	1,605,183	6,228
*,1	Ontrak Inc.	103,125	6,188
*,1	Nkarta Inc.	204,834	6,157
*	IVERIC bio Inc.	1,091,394	6,155
*,1	Fulgent Genetics Inc.	153,328	6,139
*	TCR2 Therapeutics Inc.	300,818	6,113
*,1	BrainStorm Cell Therapeutics Inc.	361,195	6,111
*	Replimune Group Inc.	264,635	6,092
*	Antares Pharma Inc.	2,204,482	5,952
*	Rigel Pharmaceuticals Inc.	2,471,551	5,932
*	Dynavax Technologies Corp.	1,366,772	5,904
*	Avidity Biosciences Inc.	205,846	5,795
*	Axogen Inc.	495,204	5,759
*	Applied Molecular Transport Inc.	179,676	5,717
*	Triple-S Management Corp. Class B	317,924	5,681
*	Forte Biosciences Inc.	115,763	5,616
*	Allovir Inc.	203,135	5,586
*	Viking Therapeutics Inc.	955,820	5,563
*	PDL BioPharma Inc.	1,763,964	5,556
*	Syndax Pharmaceuticals Inc.	376,455	5,556
*	MannKind Corp.	2,938,577	5,525
*	Community Health Systems Inc.	1,300,823	5,489
*,1	ViewRay Inc.	1,567,211	5,485
*	Annexon Inc.	180,738	5,464
*	Molecular Templates Inc.	493,738	5,392
	Computer Programs & Systems Inc.	192,839	5,324
	Phibro Animal Health Corp. Class A	305,383	5,314
*,1	TherapeuticsMD Inc.	3,323,414	5,251
*	Akebia Therapeutics Inc.	2,045,248	5,134
*	Ardelyx Inc.	965,913	5,071
*	Black Diamond Therapeutics Inc.	167,470	5,063
*	SIGA Technologies Inc.	734,465	5,046
*	Puma Biotechnology Inc.	499,442	5,039
*,1	Athersys Inc.	2,581,529	5,034
*	Phathom Pharmaceuticals Inc.	136,449	5,004
*	Avid Bioservices Inc.	655,423	4,994
*	Neoleukin Therapeutics Inc.	409,116	4,909
*	Kiniksa Pharmaceuticals Ltd. Class A	319,190	4,890
*	Atreca Inc. Class A	349,562	4,883
*	Durect Corp.	2,855,691	4,883
*	Avrobio Inc.	372,654	4,852
*	Cue Biopharma Inc.	321,898	4,845
*	G1 Therapeutics Inc.	418,901	4,838
*	Nurix Therapeutics Inc.	138,285	4,828
*	SeaSpine Holdings Corp.	336,143	4,807
*,1	Zentalis Pharmaceuticals Inc.	145,377	4,752
*	Accolade Inc.	122,015	4,743
*,1	iBio Inc.	2,334,797	4,740
*,1	AMAG Pharmaceuticals Inc.	502,473	4,723
*	Generation Bio Co.	152,640	4,718
*	Quotient Ltd.	913,267	4,694
*	BioSpecifics Technologies Corp.	88,044	4,651
*	CytomX Therapeutics Inc.	697,034	4,635
*	Altimmune Inc.	343,525	4,535

		Shares	Market Value ($000)
*	Akcea Therapeutics Inc.	249,638	4,528
*	Syros Pharmaceuticals Inc.	506,494	4,477
*	RAPT Therapeutics Inc.	136,662	4,401
*	Cutera Inc.	231,396	4,390
*	Morphic Holding Inc.	159,890	4,371
*	BioDelivery Sciences International Inc.	1,171,377	4,369
*	Aldeyra Therapeutics Inc.	579,718	4,296
*	Scholar Rock Holding Corp.	242,856	4,296
	Utah Medical Products Inc.	52,847	4,221
*,1	Accelerate Diagnostics Inc.	394,112	4,201
*	Catalyst Pharmaceuticals Inc.	1,406,174	4,176
*	TransMedics Group Inc.	299,578	4,128
*	Applied Therapeutics Inc.	198,232	4,115
*	Alphatec Holdings Inc.	615,672	4,088
*,1	Co-Diagnostics Inc.	297,771	4,047
*	ANI Pharmaceuticals Inc.	142,451	4,019
*	Homology Medicines Inc.	375,165	4,014
*	MEI Pharma Inc.	1,281,659	3,999
*,1	XBiotech Inc.	209,419	3,998
*,1	Kala Pharmaceuticals Inc.	527,917	3,959
*,1	Zynex Inc.	226,079	3,945
*	ALX Oncology Holdings Inc.	104,463	3,942
*	Aprea Therapeutics Inc.	163,698	3,939
*,1	Akouos Inc.	170,064	3,889
*	Voyager Therapeutics Inc.	364,194	3,886
	Invacare Corp.	514,147	3,866
*	Aeglea BioTherapeutics Inc.	531,681	3,770
*	OptimizeRx Corp.	178,616	3,724
*	Tricida Inc.	409,577	3,711
*,1	Marinus Pharmaceuticals Inc.	287,469	3,694
*	Prothena Corp. plc	367,274	3,669
*	Acutus Medical Inc.	122,645	3,655
*	Immunic Inc.	195,483	3,630
*	CytoSorbents Corp.	445,549	3,553
*	AnaptysBio Inc.	239,050	3,526
*	NGM Biopharmaceuticals Inc.	220,568	3,509
*	Cross Country Healthcare Inc.	537,217	3,487
*	Harpoon Therapeutics Inc.	203,937	3,465
*,1	Precigen Inc.	981,790	3,436
*,1	NantKwest Inc.	493,855	3,425
*	Agile Therapeutics Inc.	1,109,393	3,373
*	Crinetics Pharmaceuticals Inc.	215,138	3,371
*	Precision BioSciences Inc.	544,206	3,352
*	Stereotaxis Inc.	912,501	3,267
*	Keros Therapeutics Inc.	83,780	3,231
*	Accuray Inc.	1,341,978	3,221
*	Apollo Medical Holdings Inc.	179,522	3,221
*	iTeos Therapeutics Inc.	130,291	3,214
*,1	Anavex Life Sciences Corp.	701,061	3,190
*	Paratek Pharmaceuticals Inc.	584,103	3,160
*	Concert Pharmaceuticals Inc.	317,944	3,122
*,1	Xeris Pharmaceuticals Inc.	523,941	3,107
*,1	Sutro Biopharma Inc.	308,512	3,101
*	Cellular Biomedicine Group Inc.	168,430	3,089
*,1	VYNE Therapeutics Inc.	1,852,953	3,076
*	Selecta Biosciences Inc.	1,223,606	3,035
*	Lannett Co. Inc.	494,850	3,024
*,1	MediciNova Inc.	577,160	3,024

		Shares	Market Value ($000)
*	Ovid therapeutics Inc.	521,450	2,993
*	Calithera Biosciences Inc.	844,853	2,915
*,1	Evofem Biosciences Inc.	1,218,020	2,875
*	Cyclerion Therapeutics Inc.	467,738	2,844
*	Joint Corp.	161,765	2,813
*	Fortress Biotech Inc.	690,400	2,789
*	Eiger BioPharmaceuticals Inc.	342,067	2,784
*	Oyster Point Pharma Inc.	128,195	2,706
*	ORIC Pharmaceuticals Inc.	102,438	2,562
*	iCAD Inc.	284,088	2,503
*	ChromaDex Corp.	621,919	2,494
*,1	Larimar Therapeutics Inc.	164,109	2,490
*,1	Cassava Sciences Inc.	214,481	2,469
*	Misonix Inc.	208,283	2,443
*	Kindred Biosciences Inc.	568,206	2,438
*	Pliant Therapeutics Inc.	107,487	2,435
*,1	Verastem Inc.	2,011,858	2,434
*,1	Rubius Therapeutics Inc.	485,454	2,432
*	Cerecor Inc.	1,057,944	2,407
*	Ideaya Biosciences Inc.	190,840	2,397
*,1	ADMA Biologics Inc.	992,697	2,373
*	Five Prime Therapeutics Inc.	502,396	2,361
*	Odonate Therapeutics Inc.	172,156	2,312
*	WaVe Life Sciences Ltd.	269,579	2,289
*,1	CorMedix Inc.	376,392	2,270
*	InfuSystem Holdings Inc.	176,533	2,263
*	Chiasma Inc.	523,996	2,253
*,1	Aspira Women's Health Inc.	724,088	2,234
*	Tela Bio Inc.	134,564	2,226
*,1	Inozyme Pharma Inc.	84,571	2,223
*	Sientra Inc.	650,398	2,211
*	Hookipa Pharma Inc.	232,760	2,204
*	Surface Oncology Inc.	315,801	2,179
*	Passage Bio Inc.	165,694	2,172
*,1	Aytu BioScience Inc.	1,814,150	2,159
*	KalVista Pharmaceuticals Inc.	170,428	2,146
*	Spero Therapeutics Inc.	191,634	2,139
*	89bio Inc.	82,117	2,107
*	Mirum Pharmaceuticals Inc.	108,542	2,092
*	Kezar Life Sciences Inc.	431,321	2,088
*,1	Dyadic International Inc.	269,600	2,041
*,1	Pulse Biosciences Inc.	172,984	2,039
*	Neubase Therapeutics Inc.	268,145	2,035
*	Jounce Therapeutics Inc.	237,499	1,938
*	FONAR Corp.	92,762	1,937
*,1	XOMA Corp.	102,805	1,937
*	Apyx Medical Corp.	405,359	1,909
*	Fulcrum Therapeutics Inc.	239,575	1,900
*	DermTech Inc.	158,039	1,889
*	Cardiff Oncology Inc.	132,704	1,883
*,1	T2 Biosystems Inc.	1,382,675	1,880
*	Poseida Therapeutics Inc.	210,978	1,871
*	ContraFect Corp.	351,300	1,855
*	Sesen Bio Inc.	1,318,350	1,846
*	Aduro Biotech Inc.	752,907	1,830
*	Harrow Health Inc.	324,355	1,813
*,1	Arbutus Biopharma Corp.	570,957	1,787
*	Repro-Med Systems Inc.	244,900	1,768

		Shares	Market Value ($000)
*	Surgalign Holdings Inc.	965,195	1,747
*	Chimerix Inc.	693,525	1,727
*	Exicure Inc.	978,130	1,712
*,1	TFF Pharmaceuticals Inc.	92,214	1,703
*,1	Actinium Pharmaceuticals Inc.	173,248	1,679
*	iRadimed Corp.	78,349	1,675
*,1	AcelRx Pharmaceuticals Inc.	1,166,168	1,656
*,1	Ampio Pharmaceuticals Inc.	1,727,758	1,653
*,1	Corbus Pharmaceuticals Holdings Inc.	914,709	1,646
*	Magenta Therapeutics Inc.	239,773	1,630
*	DarioHealth Corp.	96,960	1,627
*	Checkpoint Therapeutics Inc.	606,328	1,625
*	GlycoMimetics Inc.	517,431	1,589
*,1	Matinas BioPharma Holdings Inc.	2,065,004	1,582
*	Minerva Neurosciences Inc.	491,858	1,564
*	Harvard Bioscience Inc.	518,619	1,561
*	Otonomy Inc.	377,846	1,530
*	American Renal Associates Holdings Inc.	216,904	1,497
*,1	Qualigen Therapeutics Inc.	300,740	1,489
*,1	Galectin Therapeutics Inc.	552,413	1,475
*	X4 Pharmaceuticals Inc.	217,541	1,473
*,1	CTI BioPharma Corp.	679,123	1,460
*,1	Optinose Inc.	372,229	1,452
*,1	Lineage Cell Therapeutics Inc.	1,526,332	1,430
*,1	BioSig Technologies Inc.	289,425	1,427
*,1	Aclaris Therapeutics Inc.	543,376	1,396
*	Pieris Pharmaceuticals Inc.	670,079	1,387
*,1	Palatin Technologies Inc.	2,873,298	1,359
*	IntriCon Corp.	111,252	1,355
*	IMARA Inc.	65,866	1,340
*,1	Catabasis Pharmaceuticals Inc.	216,039	1,337
*,1	Heat Biologics Inc.	1,073,778	1,331
*	UNITY Biotechnology Inc.	376,613	1,303
*	Five Star Senior Living Inc.	254,958	1,293
*	Mustang Bio Inc.	408,642	1,287
*,1	Evolus Inc.	320,037	1,251
*	NextCure Inc.	141,801	1,248
*	Castlight Health Inc. Class B	1,102,720	1,246
*	Applied Genetic Technologies Corp.	252,967	1,229
*,1	La Jolla Pharmaceutical Co.	299,121	1,205
*	Axcella Health Inc.	260,381	1,203
*	Enzo Biochem Inc.	565,801	1,194
*,1	Mallinckrodt plc	1,221,980	1,189
*	Evoke Pharma Inc.	251,507	1,180
*	Cabaletta Bio Inc.	108,695	1,178
*,1	Aquestive Therapeutics Inc.	241,425	1,172
*,1	Urovant Sciences Ltd.	125,487	1,172
*,1	Verrica Pharmaceuticals Inc.	150,052	1,161
*	CASI Pharmaceuticals Inc.	746,587	1,142
*	AVEO Pharmaceuticals Inc.	191,218	1,136
*	Adamas Pharmaceuticals Inc.	274,226	1,130
*	Aptinyx Inc.	331,120	1,119
*	Prevail Therapeutics Inc.	108,403	1,104
*,1	Bellerophon Therapeutics Inc.	108,278	1,102
*	Osmotica Pharmaceuticals plc	200,978	1,087
*	Catalyst Biosciences Inc.	250,653	1,078
*,1	cbdMD Inc.	532,486	1,065
*	VolitionRX Ltd.	328,841	1,056

		Shares	Market Value ($000)
*	Zosano Pharma Corp.	651,222	1,055
*	AquaBounty Technologies Inc.	232,631	1,042
*,1	Chembio Diagnostics Inc.	213,621	1,038
*,1	Zynerba Pharmaceuticals Inc.	312,352	1,034
*	Sharps Compliance Corp.	164,555	1,032
*	Electromed Inc.	98,539	1,026
*,1	Genprex Inc.	293,690	987
*,1	Enochian Biosciences Inc.	265,200	949
*,1	Rockwell Medical Inc.	883,024	945
*	LogicBio Therapeutics Inc.	103,600	941
*,1	Kaleido Biosciences Inc.	84,000	930
*	Retractable Technologies Inc.	139,679	930
*	Eloxx Pharmaceuticals Inc.	350,354	921
*	Abeona Therapeutics Inc.	892,142	910
*	MTBC Inc.	101,280	898
*	Lexicon Pharmaceuticals Inc.	607,920	875
*	Clearside Biomedical Inc.	556,949	858
*	Infinity Pharmaceuticals Inc.	727,899	852
*	Kymera Therapeutics Inc.	26,063	842
*,1	AIM ImmunoTech Inc.	388,055	834
*,1	Conformis Inc.	991,093	830
*,1	Biocept Inc.	187,120	825
*,1	Senseonics Holdings Inc.	2,117,374	820
*	Organogenesis Holdings Inc. Class A	211,241	811
*,1	Beyond Air Inc.	153,531	797
*	Cidara Therapeutics Inc.	277,760	792
*	Strongbridge Biopharma plc	371,691	781
*	Exagen Inc.	71,287	773
*	NantHealth Inc.	329,549	771
*,1	Milestone Scientific Inc.	550,601	765
*,1	Biomerica Inc.	109,410	758
*	Navidea Biopharmaceuticals Inc.	278,365	752
*,1	PhaseBio Pharmaceuticals Inc.	213,386	749
*	Gritstone Oncology Inc.	282,287	748
*,1	Tyme Technologies Inc.	763,112	748
	Merrimack Pharmaceuticals Inc.	185,083	740
*,1	Idera Pharmaceuticals Inc.	343,475	735
*	Liquidia Technologies Inc.	147,990	728
*,1	Microbot Medical Inc.	94,041	718
*	Orgenesis Inc.	142,071	716
*,1	Adamis Pharmaceuticals Corp.	906,424	710
*,1	Neuronetics Inc.	140,496	683
*	Aravive Inc.	142,905	672
*	Calyxt Inc.	120,425	661
*,1	Corvus Pharmaceuticals Inc.	162,701	652
*	Assertio Holdings Inc.	968,008	644
*,1	Soliton Inc.	83,690	639
*,1	Lipocine Inc.	448,810	633
*	Organovo Holdings Inc.	77,754	615
*	DiaMedica Therapeutics Inc.	142,785	605
*	Soleno Therapeutics Inc.	238,385	598
*,1	Lumos Pharma Inc.	42,462	587
*,1	Genocea Biosciences Inc.	255,951	586
*,1	Marker Therapeutics Inc.	384,300	576
*,1	Capricor Therapeutics Inc.	107,989	567
*	Proteostasis Therapeutics Inc.	507,408	558
*	Champions Oncology Inc.	59,932	554
*	Avenue Therapeutics Inc.	50,589	548

		Shares	Market Value ($000)
*	Oak Street Health Inc.	10,132	541
*,1	PAVmed Inc.	300,665	535
*	Bioanalytical Systems Inc.	111,396	532
*	Athira Pharma Inc.	28,795	532
*	Recro Pharma Inc.	251,310	528
*,1	Eton Pharmaceuticals Inc.	66,819	528
*,1	Aridis Pharmaceuticals Inc.	74,302	526
*	Oncocyte Corp.	368,592	512
*	Pro-Dex Inc.	17,890	512
*,1	Anixa Biosciences Inc.	210,084	511
*,1	Aerpio Pharmaceuticals Inc.	339,608	509
*	GoodRx Holdings Inc. Class A	9,078	505
*	EyePoint Pharmaceuticals Inc.	937,334	486
*	Taysha Gene Therapies Inc.	21,334	478
*	IsoRay Inc.	801,772	467
*,1	Moleculin Biotech Inc.	563,784	458
*	Synlogic Inc.	226,766	458
*	American Well Corp. Class A	15,378	456
*	Cocrystal Pharma Inc.	489,424	455
*	Celcuity Inc.	76,715	445
*	scPharmaceuticals Inc.	58,690	437
*	Solid Biosciences Inc.	213,039	432
*	Curis Inc.	363,068	425
*	Savara Inc.	376,982	411
*,1	Trevi Therapeutics Inc.	100,874	407
*,1	Tonix Pharmaceuticals Holding Corp.	483,801	406
*	Equillium Inc.	69,754	402
*	Leap Therapeutics Inc.	199,863	396
*,1	Bellicum Pharmaceuticals Inc.	60,267	396
*	Nemaura Medical Inc.	111,489	396
*	Prelude Therapeutics Inc.	12,859	387
*	Evelo Biosciences Inc.	72,515	382
*,1	Adicet Bio Inc.	31,197	371
*	Soligenix Inc.	203,943	365
*	Graybug Vision Inc.	28,495	362
*	ElectroCore Inc.	207,973	360
*	Cohbar Inc.	378,132	359
*,1	Acorda Therapeutics Inc.	681,674	351
*,1	NanoViricides Inc.	90,254	347
	Psychemedics Corp.	78,603	347
*	PLx Pharma Inc.	106,697	345
*	Unum Therapeutics Inc.	147,393	345
*	Inmune Bio Inc.	33,425	345
*	Genesis Healthcare Inc. Class A	629,322	342
*	Satsuma Pharmaceuticals Inc.	86,694	337
*	Motus GI Holdings Inc.	343,367	336
*,1	Advaxis Inc.	811,182	333
*	Sensus Healthcare Inc.	130,738	329
*	ClearPoint Neuro Inc.	59,879	327
*	IRIDEX Corp.	164,887	323
*,1	PolarityTE Inc.	306,870	319
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	355,460	313
*,1	OpGen Inc.	147,343	312
*	SCYNEXIS Inc.	70,738	312
*,1	Neos Therapeutics Inc.	585,390	310
*	Pulmatrix Inc.	257,302	306
*,1	Onconova Therapeutics Inc.	1,085,562	304
*,1	Baudax Bio Inc.	109,176	302

		Shares	Market Value ($000)
*	Atossa Therapeutics Inc.	120,689	292
*	Opiant Pharmaceuticals Inc.	38,303	287
*,1	OncoSec Medical Inc.	84,196	285
*	VistaGen Therapeutics Inc.	408,384	285
*,1	Novan Inc.	583,080	281
*	Capital Senior Living Corp.	426,946	268
*	Cumberland Pharmaceuticals Inc.	83,401	268
*,1	Allied Healthcare Products Inc.	48,445	267
*,1	Diffusion Pharmaceuticals Inc.	316,701	267
*	Seelos Therapeutics Inc.	285,349	267
*	Aptevo Therapeutics Inc.	34,832	265
*	Dyne Therapeutics Inc.	12,955	262
*	Miragen Therapeutics Inc.	330,960	256
*	Pandion Therapeutics Inc.	21,845	250
*	Alpine Immune Sciences Inc.	28,198	248
*,1	BioNano Genomics Inc.	381,997	248
*,1	Allena Pharmaceuticals Inc.	166,781	247
*	Outlook Therapeutics Inc.	337,342	243
*	Apollo Endosurgery Inc.	142,486	241
*,1	Adial Pharmaceuticals Inc.	106,632	238
*,1	Metacrine Inc.	23,124	235
*,1	vTv Therapeutics Inc. Class A	132,324	234
*,1	HTG Molecular Diagnostics Inc.	688,962	228
*	Millendo Therapeutics Inc.	138,462	226
*	aTyr Pharma Inc.	69,113	223
*	Celsion Corp.	298,955	219
*	Spring Bank Pharmaceuticals Inc.	163,351	219
*	Alimera Sciences Inc.	44,102	214
*,1	Ekso Bionics Holdings Inc.	43,998	209
*,1	Oragenics Inc.	358,508	206
*	PMV Pharmaceuticals Inc.	5,723	203
*	Galera Therapeutics Inc.	22,299	202
*,1	Acer Therapeutics Inc.	68,311	197
*	Kewaunee Scientific Corp.	21,515	192
*,1	Precipio Inc.	78,152	191
*,1	Titan Pharmaceuticals Inc.	1,150,353	190
*	Progenity Inc.	20,845	188
*,1	SiNtx Technologies Inc.	90,750	174
*,1	AgeX Therapeutics Inc.	213,656	173
*	Caladrius Biosciences Inc.	94,915	171
*,1	SELLAS Life Sciences Group Inc.	63,604	169
*	Checkmate Pharmaceuticals Inc.	14,532	167
*,1	Aethlon Medical Inc.	122,512	165
*,1	ThermoGenesis Holdings Inc.	56,165	163
*,1	9 Meters Biopharma Inc.	200,245	163
*,1	Sunesis Pharmaceuticals Inc.	126,368	158
*	Inhibrx Inc.	8,691	156
*	Bio-Path Holdings Inc.	36,520	155
*	Protara Therapeutics Inc.	9,212	155
*,1	Achieve Life Sciences Inc.	17,806	149
*	ImmuCell Corp.	26,496	144
*	Streamline Health Solutions Inc.	92,404	144
	ProPhase Labs Inc.	41,656	144
*	Eyenovia Inc.	43,945	137
*	Citius Pharmaceuticals Inc.	131,195	136
*	AzurRx BioPharma Inc.	185,715	132
*	Catalent Inc.	1,400	120
*	Outset Medical Inc.	2,331	117

		Shares	Market Value ($000)
*,1	SCWorx Corp.	76,340	116
*	Rexahn Pharmaceuticals Inc.	54,692	114
*	Strata Skin Sciences Inc.	83,712	113
*	Dare Bioscience Inc.	111,312	111
*	Oncternal Therapeutics Inc.	64,176	109
*	Helius Medical Technologies Inc. Class A	273,690	106
*	Ocugen Inc.	343,067	106
*,1	Cleveland BioLabs Inc.	51,060	101
*,1	Entasis Therapeutics Holdings Inc.	49,097	100
*,1	Interpace Biosciences Inc.	31,834	98
*	Brickell Biotech Inc.	104,311	94
*	Sonoma Pharmaceuticals Inc.	11,269	94
*	Myomo Inc.	20,856	93
*,1	Digirad Corp.	36,396	91
*	Ligand Pharmaceuticals Beta CVR	395,811	91
*	Edesa Biotech Inc.	11,169	90
*	CHF Solutions Inc.	302,881	88
*	NovaBay Pharmaceuticals Inc.	120,224	88
*	PDS Biotechnology Corp.	36,457	85
*,1	Hoth Therapeutics Inc.	41,045	81
*,1	Akers Biosciences Inc.	35,980	81
*,1	TransEnterix Inc.	224,981	78
*	Tracon Pharmaceuticals Inc.	14,546	75
*	Neurotrope Inc.	67,260	75
*	ENDRA Life Sciences Inc.	97,900	72
*	Lyra Therapeutics Inc.	6,169	69
*	Harmony Biosciences Holdings Inc.	1,960	66
*,1	AIkido Pharma Inc.	102,440	63
*	Histogen Inc.	36,286	60
*	SunLink Health Systems Inc.	57,952	55
*,1	Avinger Inc.	160,365	52
*,1	Novus Therapeutics Inc.	54,790	52
*,1	Biolase Inc.	184,507	51
*,1	Second Sight Medical Products Inc.	57,555	50
*	Armata Pharmaceuticals Inc.	15,150	48
*	EyeGate Pharmaceuticals Inc.	11,673	46
*,1	Teligent Inc.	64,224	46
*,1	Zomedica Pharmaceuticals Corp.	416,900	46
*	Cancer Genetics Inc.	10,519	44
*,1	CynergisTek Inc.	25,990	41
*	Obalon Therapeutics Inc.	43,043	39
*	Plus Therapeutics Inc.	15,281	39
*	Vaccinex Inc.	20,724	37
*	Aileron Therapeutics Inc.	28,114	36
*	Xtant Medical Holdings Inc.	44,170	36
*	NeuroBo Pharmaceuticals Inc.	5,194	29
*,1	Predictive Oncology Inc.	34,404	28
*	Dynatronics Corp.	39,566	28
*,1	NeuroMetrix Inc.	15,945	27
*	ARCA biopharma Inc.	5,604	25
*	Kadmon Holdings Inc. Warrants Exp. 09/28/2022	105,015	24
*	RA Medical Systems Inc.	78,850	23
*,1,2	Oncternal Therapeutics Inc. CVR	20,153	21
*,1	Cellectar Biosciences Inc.	16,755	21
*	Aevi Genomic Medicine Inc. CVR	631,947	21
*,1	Pulse Biosciences Inc. Warrants Exp. 06/05/2025	4,424	21
*,1	Yield10 Bioscience Inc.	2,584	20
*	Tenax Therapeutics Inc.	12,200	19

		Shares	Market Value ($000)
*	Cyclacel Pharmaceuticals Inc.	5,308	19
*,2	Elanco Animal Health Inc. CVR	701,074	18
*	Imac Holdings Inc.	22,771	18
*,1	Senestech Inc.	9,545	18
*	Regulus Therapeutics Inc.	32,503	17
*,2	Salarius Pharmaceuticals Inc. Rights Exp. 12/31/2049	119,407	15
*	Phio Pharmaceuticals Corp.	6,781	15
*	Regional Health Properties Inc.	11,594	15
*,2	Ambit Biosciences Corp. CVR	22,388	13
*	American Shared Hospital Services	5,681	10
*	Jaguar Health Inc.	30,283	9
*	Synthetic Biologics Inc.	18,146	9
*,1	Timber Pharmaceuticals Inc.	7,728	8
*	Annovis Bio Inc.	1,728	8
*,1	CNS Pharmaceuticals Inc.	3,410	6
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*	Hepion Pharmaceuticals Inc.	1,446	5
*	Seneca Biopharma Inc.	8,277	5
*	Kintara Therapeutics Inc.	3,600	5
*	InVivo Therapeutics Holdings Corp.	2,864	4
*	NanoVibronix Inc.	5,700	4
*	Salarius Pharmaceuticals Inc.	4,776	4
*	Ligand Pharmaceuticals Glucagon CVR	395,811	3
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*	Viveve Medical Inc.	5,706	3
*	Xenetic Biosciences Inc.	2,950	3
*	Avalon GloboCare Corp.	2,655	3
*	Ligand Pharmaceuticals Roche CVR	395,811	2
*,1	Sonnet BioTherapeutics Holdings Inc.	871	2
*	Pfenex Inc.	47	1
*	Ligand Pharmaceuticals General CVR	395,811	1
*,2	Clinical Data Care CVR	146,603	—
*,1	Nobilis Health Corp.	49,611	—
*,2	Achillion Pharmaceuticals Inc.	374	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	47,130	—
*	Adolor Corp. Rights	596,841	—
*,2	Unum Therapeutics Inc. CVR	101,693	—
			11,869,950
Industrials (12.2%)
*	Uber Technologies Inc.	18,036,761	657,981
*	CoStar Group Inc.	512,496	434,858
	TransUnion	2,469,870	207,790
*	Generac Holdings Inc.	819,443	158,677
	Nordson Corp.	700,816	134,431
	Graco Inc.	2,151,743	132,009
*	Sunrun Inc.	1,655,357	127,578
	Lennox International Inc.	451,674	123,131
	Toro Co.	1,389,298	116,632
*	Trex Co. Inc.	1,510,402	108,145
*	XPO Logistics Inc.	1,191,595	100,880
	Watsco Inc.	426,527	99,334
	Owens Corning	1,410,336	97,045
	Hubbell Inc. Class B	700,454	95,850
*	IAA Inc.	1,750,791	91,164
*	Sensata Technologies Holding plc	2,050,544	88,460
	Carlisle Cos. Inc.	713,786	87,346
*	AECOM	2,086,717	87,308
*	Lyft Inc. Class A	3,159,016	87,031

		Shares	Market Value ($000)
*	HD Supply Holdings Inc.	2,108,070	86,937
	HEICO Corp. Class A	928,350	82,307
	Donaldson Co. Inc.	1,629,441	75,639
*	Stericycle Inc.	1,197,554	75,518
*	Axon Enterprise Inc.	829,779	75,261
	Lincoln Electric Holdings Inc.	768,014	70,688
*	SiteOne Landscape Supply Inc.	577,569	70,435
*	Plug Power Inc.	5,244,729	70,332
	CoreLogic Inc.	1,033,842	69,960
	BWX Technologies Inc.	1,240,916	69,876
	Tetra Tech Inc.	705,348	67,361
	Knight-Swift Transportation Holdings Inc. Class A	1,643,708	66,899
	ITT Inc.	1,123,499	66,343
*	Middleby Corp.	726,394	65,165
	Oshkosh Corp.	885,120	65,056
	MSA Safety Inc.	473,268	63,498
	Landstar System Inc.	500,463	62,803
	Woodward Inc.	755,809	60,586
	HEICO Corp.	572,348	59,902
	AGCO Corp.	798,826	59,329
*	Mercury Systems Inc.	732,027	56,703
	ManpowerGroup Inc.	756,469	55,472
	Simpson Manufacturing Co. Inc.	568,224	55,209
	Acuity Brands Inc.	518,053	53,023
	Allison Transmission Holdings Inc.	1,466,964	51,549
*	FTI Consulting Inc.	477,663	50,618
	Curtiss-Wright Corp.	541,184	50,471
	Regal Beloit Corp.	530,766	49,823
*	Builders FirstSource Inc.	1,525,602	49,765
	Exponent Inc.	673,223	48,492
	EMCOR Group Inc.	710,139	48,083
	Timken Co.	882,592	47,854
*	Vertiv Holdings Co. Class A	2,762,072	47,839
	Rexnord Corp.	1,577,214	47,064
*	Proto Labs Inc.	349,750	45,293
	UFP Industries Inc.	796,325	45,000
*	ASGN Inc.	684,719	43,521
*	Saia Inc.	343,199	43,291
*	Dun & Bradstreet Holdings Inc.	1,686,965	43,288
	Armstrong World Industries Inc.	627,522	43,180
	AMERCO	115,730	41,198
	Air Lease Corp. Class A	1,387,094	40,808
*	JetBlue Airways Corp.	3,537,465	40,079
	Advanced Drainage Systems Inc.	641,130	40,032
*	Colfax Corp.	1,265,481	39,685
*	RBC Bearings Inc.	327,113	39,649
	nVent Electric plc	2,235,496	39,546
*	Aerojet Rocketdyne Holdings Inc.	956,761	38,165
	John Bean Technologies Corp.	414,448	38,084
	UniFirst Corp.	199,156	37,714
	MSC Industrial Direct Co. Inc. Class A	595,402	37,677
*	BMC Stock Holdings Inc.	876,675	37,548
*	Clean Harbors Inc.	668,253	37,442
	EnerSys	553,308	37,138
*	WillScot Mobile Mini Holdings Corp. Class A	2,226,414	37,137
	Hexcel Corp.	1,089,591	36,556
*,1	Nikola Corp.	1,782,932	36,514
	Watts Water Technologies Inc. Class A	357,612	35,815

		Shares	Market Value ($000)
*	Univar Solutions Inc.	2,120,074	35,787
	Valmont Industries Inc.	276,765	34,369
*	Casella Waste Systems Inc. Class A	589,323	32,914
*	AZEK Co. Inc. Class A	936,268	32,591
*,1	Virgin Galactic Holdings Inc.	1,694,465	32,585
*	Chart Industries Inc.	460,532	32,362
	Werner Enterprises Inc.	767,173	32,214
	Crane Co.	642,262	32,197
	AAON Inc.	532,293	32,071
	ABM Industries Inc.	871,053	31,933
*	Masonite International Corp.	320,393	31,527
	Kennametal Inc.	1,084,175	31,376
*	TriNet Group Inc.	525,837	31,193
*	Advanced Disposal Services Inc.	1,029,807	31,131
*	MasTec Inc.	727,108	30,684
	Insperity Inc.	467,240	30,600
	Triton International Ltd.	734,385	29,867
	Ryder System Inc.	700,321	29,582
	Franklin Electric Co. Inc.	500,951	29,471
	Altra Industrial Motion Corp.	793,462	29,334
*	Kratos Defense & Security Solutions Inc.	1,511,853	29,149
	GATX Corp.	454,924	29,001
*	Navistar International Corp.	654,618	28,502
*	Kirby Corp.	783,038	28,322
	Applied Industrial Technologies Inc.	503,926	27,766
	Hillenbrand Inc.	977,146	27,712
*	Gibraltar Industries Inc.	424,347	27,642
	Arcosa Inc.	624,886	27,551
*	Vivint Solar Inc.	648,218	27,452
	ESCO Technologies Inc.	339,352	27,338
	Brink's Co.	661,588	27,185
*	SPX Corp.	583,977	27,085
	Spirit AeroSystems Holdings Inc. Class A	1,380,937	26,114
	Macquarie Infrastructure Corp.	952,492	25,612
	Brady Corp. Class A	631,797	25,285
*	WESCO International Inc.	573,885	25,262
*	Evoqua Water Technologies Corp.	1,180,702	25,054
	Moog Inc. Class A	388,169	24,660
*,3	API Group Corp.	1,721,854	24,502
	Comfort Systems USA Inc.	474,317	24,432
	KAR Auction Services Inc.	1,690,697	24,346
	Cubic Corp.	408,941	23,788
*	SPX FLOW Inc.	552,582	23,662
	Herman Miller Inc.	769,653	23,213
	Federal Signal Corp.	788,113	23,052
	Matson Inc.	564,855	22,645
	Trinity Industries Inc.	1,159,206	22,605
*	Dycom Industries Inc.	415,578	21,951
*	Beacon Roofing Supply Inc.	705,740	21,927
*	Hub Group Inc. Class A	436,514	21,911
	Barnes Group Inc.	603,080	21,554
	Mueller Water Products Inc. Class A	2,044,289	21,240
	Healthcare Services Group Inc.	976,160	21,017
*	Atlas Air Worldwide Holdings Inc.	343,449	20,916
*	Vicor Corp.	268,308	20,856
	Korn Ferry	716,235	20,771
	Forward Air Corp.	361,425	20,739
	Allegiant Travel Co. Class A	169,618	20,320

		Shares	Market Value ($000)
*	JELD-WEN Holding Inc.	878,519	19,855
	Albany International Corp. Class A	400,388	19,823
	Mueller Industries Inc.	732,466	19,821
*	Upwork Inc.	1,133,746	19,773
*	Meritor Inc.	942,831	19,743
	Maxar Technologies Inc.	790,212	19,708
*	Air Transport Services Group Inc.	778,191	19,501
	SkyWest Inc.	648,021	19,350
*	Bloom Energy Corp. Class A	1,061,744	19,080
*	Cimpress plc	253,450	19,049
	Rush Enterprises Inc. Class A	375,941	19,000
*,1	Spirit Airlines Inc.	1,155,737	18,607
	McGrath RentCorp	311,896	18,586
	HNI Corp.	584,160	18,331
*	Avis Budget Group Inc.	676,040	17,793
*	Resideo Technologies Inc.	1,612,135	17,733
*	American Woodmark Corp.	223,935	17,588
	Terex Corp.	903,685	17,495
*	AeroVironment Inc.	281,442	16,889
	ADT Inc.	1,993,885	16,290
	Patrick Industries Inc.	282,158	16,230
	Kadant Inc.	147,860	16,208
*	CBIZ Inc.	691,755	15,820
	Astec Industries Inc.	290,600	15,765
*	Enerpac Tool Group Corp. Class A	777,520	14,625
	Fluor Corp.	1,629,036	14,352
	Tennant Co.	237,761	14,351
	EnPro Industries Inc.	249,357	14,066
*	TriMas Corp.	615,753	14,039
*	Harsco Corp.	1,000,030	13,910
*	Atkore International Group Inc.	610,683	13,881
	CSW Industrials Inc.	178,603	13,797
	Deluxe Corp.	533,006	13,714
	Helios Technologies Inc.	375,599	13,672
	ICF International Inc.	221,235	13,613
	Kaman Corp.	344,518	13,426
	Alamo Group Inc.	122,577	13,242
	Lindsay Corp.	136,933	13,239
	Encore Wire Corp.	283,365	13,154
*	PGT Innovations Inc.	749,213	13,126
*	GMS Inc.	530,919	12,795
	Heartland Express Inc.	686,456	12,768
	US Ecology Inc.	375,251	12,259
	Schneider National Inc. Class B	488,080	12,070
	Steelcase Inc. Class A	1,192,929	12,060
	Marten Transport Ltd.	738,656	12,055
*	Herc Holdings Inc.	302,996	12,002
	Greenbrier Cos. Inc.	402,920	11,846
	Griffon Corp.	588,185	11,493
	Covanta Holding Corp.	1,472,900	11,415
	Pitney Bowes Inc.	2,149,557	11,414
*	TPI Composites Inc.	387,876	11,233
*	Huron Consulting Group Inc.	281,585	11,075
	AZZ Inc.	318,302	10,860
	Primoris Services Corp.	580,528	10,473
*	Welbilt Inc.	1,630,968	10,047
	Granite Construction Inc.	566,473	9,976
*	Echo Global Logistics Inc.	377,355	9,724

		Shares	Market Value ($000)
	Columbus McKinnon Corp.	292,610	9,685
	Douglas Dynamics Inc.	282,305	9,655
	Raven Industries Inc.	447,120	9,622
	ArcBest Corp.	304,979	9,473
*	Ameresco Inc. Class A	282,136	9,423
*	Parsons Corp.	276,240	9,265
	Wabash National Corp.	761,454	9,107
	Standex International Corp.	151,244	8,954
*	MYR Group Inc.	240,050	8,925
	H&E Equipment Services Inc.	450,823	8,863
	AAR Corp.	467,783	8,794
*	Great Lakes Dredge & Dock Corp.	918,842	8,738
	Quanex Building Products Corp.	472,566	8,714
*	Construction Partners Inc. Class A	474,336	8,633
	Hawaiian Holdings Inc.	663,654	8,554
	Shyft Group Inc.	449,467	8,486
	Matthews International Corp. Class A	379,362	8,483
	Kforce Inc.	254,226	8,178
	Argan Inc.	195,061	8,175
*	NV5 Global Inc.	153,631	8,107
	Apogee Enterprises Inc.	373,511	7,982
	Kelly Services Inc. Class A	467,191	7,961
	Gorman-Rupp Co.	267,923	7,893
	GrafTech International Ltd.	1,143,302	7,820
*	IES Holdings Inc.	244,093	7,755
*	TrueBlue Inc.	498,706	7,725
*	CIRCOR International Inc.	281,029	7,686
	ACCO Brands Corp.	1,275,797	7,400
*	NOW Inc.	1,593,837	7,236
*	PAE Inc.	842,752	7,163
	Ennis Inc.	398,347	6,947
	Knoll Inc.	567,415	6,843
*	Aegion Corp. Class A	461,663	6,523
*	Vectrus Inc.	167,518	6,366
	Omega Flex Inc.	40,427	6,336
	CAI International Inc.	228,705	6,296
	Viad Corp.	297,207	6,191
*	Tutor Perini Corp.	547,905	6,098
	National Presto Industries Inc.	73,874	6,047
*	SP Plus Corp.	336,399	6,038
*,1	FuelCell Energy Inc.	2,795,258	5,982
	Barrett Business Services Inc.	112,462	5,897
	Kimball International Inc. Class B	556,213	5,862
*	Sterling Construction Co. Inc.	397,764	5,632
	Heidrick & Struggles International Inc.	281,670	5,535
*	Gates Industrial Corp. plc	495,904	5,514
*	Thermon Group Holdings Inc.	488,513	5,486
	Interface Inc. Class A	880,414	5,388
	Miller Industries Inc.	172,968	5,288
	Resources Connection Inc.	457,582	5,285
	Systemax Inc.	219,261	5,249
*	Ducommun Inc.	158,333	5,212
	Insteel Industries Inc.	278,031	5,199
*	Forrester Research Inc.	156,451	5,130
*	Lawson Products Inc.	119,230	4,892
	Triumph Group Inc.	744,115	4,844
*	Cornerstone Building Brands Inc.	605,110	4,829
*	BrightView Holdings Inc.	420,158	4,790

		Shares	Market Value ($000)
	Allied Motion Technologies Inc.	115,911	4,785
*	Daseke Inc.	858,856	4,612
	CRA International Inc.	116,333	4,359
*	Manitowoc Co. Inc.	509,351	4,284
*	Energy Recovery Inc.	515,476	4,227
*	American Superconductor Corp.	290,635	4,208
*	Lydall Inc.	250,266	4,139
*	Northwest Pipe Co.	155,496	4,114
	VSE Corp.	133,333	4,085
*	Foundation Building Materials Inc.	258,422	4,062
*	Willdan Group Inc.	157,203	4,010
*	DXP Enterprises Inc.	240,830	3,885
*	Titan Machinery Inc.	284,484	3,764
	Hyster-Yale Materials Handling Inc.	97,642	3,627
*	CECO Environmental Corp.	490,026	3,572
	Park Aerospace Corp.	309,015	3,374
*	NN Inc.	638,350	3,294
*	MRC Global Inc.	761,358	3,259
	Powell Industries Inc.	130,333	3,145
*	Montrose Environmental Group Inc.	132,046	3,145
	REV Group Inc.	389,850	3,076
*	Covenant Logistics Group Inc. Class A	172,544	3,018
*,1	BlueLinx Holdings Inc.	136,061	2,929
*	Blue Bird Corp.	231,306	2,813
*	Mayville Engineering Co. Inc.	300,651	2,763
*	Astronics Corp.	356,622	2,753
*	Radiant Logistics Inc.	526,477	2,706
*	Commercial Vehicle Group Inc.	414,106	2,704
*	PICO Holdings Inc.	300,962	2,697
*	Orion Energy Systems Inc.	355,935	2,694
*,1	Eagle Bulk Shipping Inc.	161,530	2,644
	Hurco Cos. Inc.	92,077	2,615
*	Team Inc.	464,681	2,556
	Universal Logistics Holdings Inc.	122,237	2,550
*	Franklin Covey Co.	142,420	2,527
*	Heritage-Crystal Clean Inc.	186,035	2,484
*	US Xpress Enterprises Inc. Class A	292,638	2,417
	LSI Industries Inc.	349,760	2,361
*,1	Alta Equipment Group Inc.	297,100	2,326
*	Acacia Research Corp.	669,692	2,324
*	Veritiv Corp.	182,474	2,310
*	Transcat Inc.	78,204	2,291
[1]	Titan International Inc.	732,490	2,117
*	YRC Worldwide Inc.	533,166	2,090
	Park-Ohio Holdings Corp.	129,136	2,075
*,1	LiqTech International Inc.	244,091	2,063
*	GP Strategies Corp.	198,873	1,917
*,1	ExOne Co.	151,850	1,856
*,1	AgEagle Aerial Systems Inc.	795,956	1,815
*,1	EVI Industries Inc.	66,865	1,779
	Graham Corp.	137,367	1,754
*	L B Foster Co. Class A	128,097	1,719
	Rush Enterprises Inc. Class B	37,681	1,669
	Preformed Line Products Co.	33,964	1,655
*	InnerWorkings Inc.	551,786	1,650
	Eastern Co.	83,819	1,636
*,1	Red Violet Inc.	87,096	1,608
	Genco Shipping & Trading Ltd.	229,101	1,581

		Shares	Market Value ($000)
	RR Donnelley & Sons Co.	1,046,134	1,527
*	Alpha Pro Tech Ltd.	103,209	1,525
*	General Finance Corp.	238,390	1,509
	Quad/Graphics Inc.	487,675	1,478
*,1	HC2 Holdings Inc.	573,698	1,388
*	Concrete Pumping Holdings Inc.	363,867	1,299
*	Goldfield Corp.	302,912	1,281
*	Gencor Industries Inc.	115,798	1,277
*,1	Energous Corp.	424,688	1,253
*	Orion Group Holdings Inc.	439,607	1,209
*	PAM Transportation Services Inc.	31,378	1,180
	BG Staffing Inc.	136,163	1,153
*	Mesa Air Group Inc.	382,180	1,127
*,1	Babcock & Wilcox Enterprises Inc.	482,400	1,119
*	Mistras Group Inc.	262,279	1,025
*	USA Truck Inc.	107,613	1,017
*	Rekor Systems Inc.	152,564	879
*	Armstrong Flooring Inc.	252,356	871
*,1	Infrastructure & Energy Alternatives Inc.	144,791	861
*	Mastech Digital Inc.	46,402	836
*	Nesco Holdings Inc.	198,846	825
*	Manitex International Inc.	197,034	822
*	Ultralife Corp.	137,561	812
*	Hill International Inc.	611,000	807
	Innovative Solutions & Support Inc.	116,655	798
*	Willis Lease Finance Corp.	41,290	762
*,1	Aqua Metals Inc.	792,756	722
*	DLH Holdings Corp.	98,035	711
*	Twin Disc Inc.	130,235	659
*	Perma-Fix Environmental Services Inc.	86,926	613
*	Houston Wire & Cable Co.	241,458	604
*,1	Hudson Technologies Inc.	511,921	589
	Acme United Corp.	25,248	581
*,1	Odyssey Marine Exploration Inc.	84,811	577
	NL Industries Inc.	135,037	574
*	Huttig Building Products Inc.	247,946	543
	ARC Document Solutions Inc.	549,008	494
*	FreightCar America Inc.	208,190	475
*,1	India Globalization Capital Inc.	454,110	472
*	Capstone Turbine Corp.	94,313	449
*	Broadwind Inc.	147,505	423
*	HyreCar Inc.	130,280	410
*	CPI Aerostructures Inc.	150,962	405
*	Jewett-Cameron Trading Co. Ltd.	47,428	366
	Pangaea Logistics Solutions Ltd.	138,962	360
*	Perma-Pipe International Holdings Inc.	63,262	357
*	Virco Manufacturing Corp.	163,028	350
*	Performant Financial Corp.	352,668	331
*	Taylor Devices Inc.	36,095	329
*	AMREP Corp.	56,720	318
*	Charah Solutions Inc.	86,291	265
*	Fuel Tech Inc.	210,035	177
*	Hudson Global Inc.	18,306	177
*	Servotronics Inc.	19,402	151
*	Air T Inc.	14,989	145
*	Limbach Holdings Inc.	13,289	142
*	Volt Information Sciences Inc.	99,718	141
*	Air Industries Group	108,223	132

		Shares	Market Value ($000)
*	LS Starrett Co. Class A	44,550	131
*	RCM Technologies Inc.	90,641	126
*,1,2	FTE Networks Inc.	82,837	124
	Patriot Transportation Holding Inc.	13,915	122
*	SIFCO Industries Inc.	33,067	122
*	Akerna Corp.	31,806	116
*,1	DPW Holdings Inc.	53,961	108
	Espey Manufacturing & Electronics Corp.	5,501	104
*	Lightbridge Corp.	24,698	103
*,1	Sunworks Inc.	40,561	103
*,1	Astrotech Corp.	58,922	100
*,1	Energy Focus Inc.	12,891	89
*,1	Polar Power Inc.	26,498	84
*,1	Document Security Systems Inc.	18,331	84
	Chicago Rivet & Machine Co.	2,905	63
*	Ideal Power Inc.	9,801	61
*	Avalon Holdings Corp. Class A	25,600	45
	CompX International Inc.	2,808	42
*	BioHiTech Global Inc.	28,281	41
*,1	SG Blocks Inc.	19,791	36
*	GEE Group Inc.	32,137	32
*,1	Pioneer Power Solutions Inc.	17,498	27
	HireQuest Inc.	3,536	27
*	ShiftPixy Inc.	5,864	23
	Staffing 360 Solutions Inc.	31,036	19
*	Ocean Power Technologies Inc.	18,163	18
*	Sigma Labs Inc.	7,054	16
*	VirTra Inc.	3,900	15
*	JanOne Inc.	2,300	11
*	Art's-Way Manufacturing Co. Inc.	4,243	10
*	Quest Resource Holding Corp.	4,835	9
*,2	Industrial Services of America Inc.	43,054	5
*	AeroCentury Corp.	800	2
*	Air T Funding Warrants Exp. 01/15/2021	36,997	1
			9,137,954
Information Technology (22.8%)
*	Zoom Video Communications Inc. Class A	2,372,084	1,115,140
*	Square Inc. Class A	4,838,253	786,458
*	DocuSign Inc. Class A	2,392,470	514,955
*	Workday Inc. Class A	2,126,316	457,434
	NXP Semiconductors NV	3,636,011	453,811
*	Twilio Inc. Class A	1,591,601	393,269
*	Splunk Inc.	1,851,353	348,295
	Marvell Technology Group Ltd.	8,664,826	343,994
*	Okta Inc. Class A	1,515,555	324,101
*	Palo Alto Networks Inc.	1,256,457	307,518
*	Trade Desk Inc. Class A	544,525	282,489
*	RingCentral Inc. Class A	1,019,269	279,901
*	Crowdstrike Holdings Inc. Class A	1,972,129	270,813
*	Coupa Software Inc.	875,663	240,142
*	EPAM Systems Inc.	727,883	235,310
*	Datadog Inc. Class A	2,301,468	235,118
*	Dell Technologies Inc. Class C	3,044,423	206,077
*	Black Knight Inc.	2,040,266	177,605
	SS&C Technologies Holdings Inc.	2,907,025	175,933
*	GoDaddy Inc. Class A	2,175,364	165,262
*	HubSpot Inc.	558,742	163,281
*	Fair Isaac Corp.	377,214	160,459

		Shares	Market Value ($000)
*	Trimble Inc.	3,260,728	158,797
*	SolarEdge Technologies Inc.	653,723	155,815
*	Zendesk Inc.	1,508,260	155,230
	Monolithic Power Systems Inc.	550,222	153,848
*	MongoDB Inc. Class A	659,113	152,591
*	Slack Technologies Inc. Class A	5,640,092	151,493
*,1	VMware Inc. Class A	1,044,154	150,014
	Booz Allen Hamilton Holding Corp. Class A	1,787,828	148,354
	Cognex Corp.	2,259,916	147,121
*	Ceridian HCM Holding Inc.	1,688,603	139,563
*	Avalara Inc.	1,085,384	138,213
*	Enphase Energy Inc.	1,642,779	135,677
*	Zscaler Inc.	934,127	131,422
	Entegris Inc.	1,755,026	130,469
*	Nuance Communications Inc.	3,685,288	122,315
*	ON Semiconductor Corp.	5,360,679	116,273
*	Guidewire Software Inc.	1,085,194	113,153
*	PTC Inc.	1,354,974	112,083
*	Anaplan Inc.	1,789,440	111,983
*	Aspen Technology Inc.	880,693	111,487
*	Five9 Inc.	858,363	111,313
	Universal Display Corp.	557,883	100,832
*	Dynatrace Inc.	2,394,011	98,202
*,1	Snowflake Inc. Class A	365,052	91,628
*	Cree Inc.	1,432,913	91,334
*	Fastly Inc. Class A	968,249	90,706
	Genpact Ltd.	2,215,971	86,312
*	Elastic NV	774,178	83,526
*	WEX Inc.	576,315	80,090
*	Ciena Corp.	2,012,014	79,857
*	Proofpoint Inc.	753,684	79,551
*	Arrow Electronics Inc.	1,009,818	79,432
*	Alteryx Inc. Class A	698,229	79,284
*	Manhattan Associates Inc.	827,418	79,010
	MKS Instruments Inc.	719,835	78,628
*	Paylocity Holding Corp.	485,961	78,444
*	Cloudflare Inc. Class A	1,882,267	77,286
*	Bill.com Holdings Inc.	761,546	76,391
*	Inphi Corp.	676,465	75,933
	SYNNEX Corp.	538,227	75,384
*	Lumentum Holdings Inc.	983,500	73,890
*	First Solar Inc.	1,105,492	73,184
*	Dropbox Inc. Class A	3,792,724	73,048
*	Smartsheet Inc. Class A	1,456,342	71,972
*	CACI International Inc. Class A	326,756	69,651
	CDK Global Inc.	1,577,962	68,783
*	RealPage Inc.	1,149,254	66,243
*	Euronet Worldwide Inc.	684,436	62,352
	Pegasystems Inc.	514,637	62,292
	Jabil Inc.	1,768,412	60,586
	National Instruments Corp.	1,692,391	60,418
*	Q2 Holdings Inc.	661,564	60,374
*	Blackline Inc.	652,710	58,502
	Science Applications International Corp.	741,174	58,123
*	Everbridge Inc.	454,382	57,129
	Littelfuse Inc.	320,069	56,761
*	Silicon Laboratories Inc.	572,639	56,033
	Dolby Laboratories Inc. Class A	837,073	55,481

		Shares	Market Value ($000)
*	Envestnet Inc.	704,638	54,370
	MAXIMUS Inc.	794,041	54,320
	Cabot Microelectronics Corp.	379,762	54,234
*	II-VI Inc.	1,336,600	54,212
*	Nutanix Inc. Class A	2,398,259	53,193
*	Cirrus Logic Inc.	764,208	51,546
*	Lattice Semiconductor Corp.	1,763,823	51,080
*	Novanta Inc.	462,652	48,736
*	Pure Storage Inc. Class A	3,146,142	48,419
*	Varonis Systems Inc.	418,518	48,305
*	Sailpoint Technologies Holdings Inc.	1,184,921	46,887
*	Semtech Corp.	854,964	45,279
*	LiveRamp Holdings Inc.	866,951	44,882
	Brooks Automation Inc.	966,074	44,691
*	Qualys Inc.	443,431	43,461
	Power Integrations Inc.	782,006	43,323
*	LivePerson Inc.	807,783	41,997
	KBR Inc.	1,868,644	41,783
*	Verint Systems Inc.	845,065	40,715
*	J2 Global Inc.	586,116	40,571
*	Rapid7 Inc.	650,955	39,864
*	ACI Worldwide Inc.	1,525,477	39,861
*	New Relic Inc.	683,250	38,508
*	NCR Corp.	1,679,915	37,193
*	FireEye Inc.	2,971,368	36,682
	Blackbaud Inc.	649,132	36,241
*	SPS Commerce Inc.	464,097	36,139
*	Synaptics Inc.	448,912	36,102
*	Coherent Inc.	320,152	35,514
*	Viavi Solutions Inc.	2,990,468	35,078
	Perspecta Inc.	1,803,470	35,077
*	Mimecast Ltd.	729,786	34,242
*	Acacia Communications Inc.	497,036	33,500
*	SVMK Inc.	1,499,851	33,162
	Avnet Inc.	1,273,334	32,903
*,1	Appian Corp. Class A	500,180	32,387
*	Teradata Corp.	1,420,030	32,235
*	Box Inc. Class A	1,849,372	32,105
*	Alarm.com Holdings Inc.	577,043	31,882
*	2U Inc.	937,228	31,735
*	Advanced Energy Industries Inc.	502,546	31,630
*	Tenable Holdings Inc.	836,397	31,574
*	Itron Inc.	517,358	31,424
*	Diodes Inc.	547,282	30,894
*	Fabrinet	484,514	30,539
*	Digital Turbine Inc.	923,656	30,241
*	ExlService Holdings Inc.	448,451	29,584
*	Cloudera Inc.	2,691,869	29,314
*	Workiva Inc. Class A	521,342	29,070
*	ViaSat Inc.	844,043	29,027
*	Cornerstone OnDemand Inc.	793,033	28,835
*	Appfolio Inc. Class A	198,955	28,214
*	Medallia Inc.	1,002,023	27,475
	EVERTEC Inc.	786,321	27,293
*	Plexus Corp.	385,745	27,245
	Vishay Intertechnology Inc.	1,748,901	27,230
	Sabre Corp.	4,087,851	26,612
*	Insight Enterprises Inc.	458,772	25,957

		Shares	Market Value ($000)
	Alliance Data Systems Corp.	607,854	25,518
	Badger Meter Inc.	385,488	25,199
*	FormFactor Inc.	1,009,159	25,158
*	CommVault Systems Inc.	612,320	24,983
	ManTech International Corp. Class A	356,765	24,574
*	Rogers Corp.	244,985	24,023
*	Cerence Inc.	483,264	23,617
*	Sanmina Corp.	867,682	23,471
*	CommScope Holding Co. Inc.	2,601,315	23,412
*	Altair Engineering Inc. Class A	557,198	23,391
	InterDigital Inc.	405,667	23,147
*	Ambarella Inc.	431,669	22,524
*	Pluralsight Inc. Class A	1,282,695	21,973
	Progress Software Corp.	590,802	21,671
*	8x8 Inc.	1,366,793	21,254
*	Fitbit Inc. Class A	3,034,675	21,121
*	Bottomline Technologies DE Inc.	498,159	21,002
*	MACOM Technology Solutions Holdings Inc.	600,573	20,425
*	Rambus Inc.	1,488,036	20,371
*	MaxLinear Inc. Class A	868,904	20,193
*	Repay Holdings Corp. Class A	849,543	19,964
*	NetScout Systems Inc.	914,320	19,960
*	PagerDuty Inc.	710,888	19,272
*	SolarWinds Corp.	931,963	18,956
*	Yext Inc.	1,240,723	18,834
*	Knowles Corp.	1,252,786	18,667
*	Virtusa Corp.	374,977	18,434
*	Perficient Inc.	431,219	18,430
*	Onto Innovation Inc.	618,798	18,428
*	Sykes Enterprises Inc.	537,197	18,378
	Kulicke & Soffa Industries Inc.	801,793	17,960
	CSG Systems International Inc.	426,373	17,460
	NIC Inc.	870,263	17,144
	Belden Inc.	541,577	16,854
*	Verra Mobility Corp. Class A	1,720,631	16,621
*	EchoStar Corp. Class A	666,802	16,597
*	OSI Systems Inc.	212,808	16,516
	Ubiquiti Inc.	98,099	16,349
	Xperi Holding Corp.	1,419,187	16,306
*	PROS Holdings Inc.	507,964	16,224
*	Shift4 Payments Inc. Class A	326,008	15,766
*	Amkor Technology Inc.	1,350,231	15,123
*	Avaya Holdings Corp.	993,085	15,095
	Switch Inc. Class A	965,271	15,068
	Methode Electronics Inc.	519,358	14,802
*	Super Micro Computer Inc.	554,961	14,651
*	TTM Technologies Inc.	1,266,702	14,453
*	Infinera Corp.	2,344,913	14,445
*	Model N Inc.	404,614	14,275
*	MicroStrategy Inc. Class A	94,577	14,240
*	FARO Technologies Inc.	227,653	13,882
*	Ping Identity Holding Corp.	442,360	13,806
*	Sprout Social Inc. Class A	351,688	13,540
	TTEC Holdings Inc.	245,785	13,408
*,1	SunPower Corp.	1,054,356	13,190
*	Zuora Inc. Class A	1,268,125	13,112
*	Evo Payments Inc. Class A	518,834	12,893
*	Calix Inc.	716,825	12,745

		Shares	Market Value ($000)
*	ePlus Inc.	170,587	12,487
*	Domo Inc. Class B	305,868	11,724
*	Upland Software Inc.	304,604	11,484
*	NETGEAR Inc.	366,603	11,299
*,1	BigCommerce Holdings Inc.	134,253	11,183
*	nLight Inc.	467,553	10,978
*	CEVA Inc.	268,724	10,580
*	Axcelis Technologies Inc.	466,201	10,256
	Benchmark Electronics Inc.	505,720	10,190
*	Ultra Clean Holdings Inc.	474,588	10,185
*	SiTime Corp.	117,571	9,879
*	OneSpan Inc.	467,591	9,801
*	Limelight Networks Inc.	1,686,893	9,717
*	MobileIron Inc.	1,370,326	9,606
*	Cardtronics plc Class A	481,294	9,530
*	ACM Research Inc. Class A	130,640	9,027
*,1	PAR Technology Corp.	222,236	9,003
*	Photronics Inc.	903,330	8,997
*	Rosetta Stone Inc.	291,304	8,733
	CTS Corp.	390,002	8,592
	Cohu Inc.	496,986	8,538
*,1	Inseego Corp.	814,397	8,405
*,1	3D Systems Corp.	1,702,632	8,360
*,1	Duck Creek Technologies Inc.	183,729	8,347
*	Diebold Nixdorf Inc.	1,073,107	8,199
*	Veeco Instruments Inc.	700,102	8,170
*	Unisys Corp.	760,969	8,120
*	Rackspace Technology Inc.	413,267	7,972
*	Harmonic Inc.	1,427,939	7,968
*	Tucows Inc. Class A	115,448	7,954
*	PDF Solutions Inc.	417,337	7,808
*	Jamf Holding Corp.	206,837	7,779
*	Mitek Systems Inc.	586,927	7,477
*	Conduent Inc.	2,324,786	7,393
	Cass Information Systems Inc.	182,347	7,338
*	ScanSource Inc.	365,963	7,257
*	Extreme Networks Inc.	1,794,969	7,216
	ADTRAN Inc.	697,216	7,150
*,1	Eastman Kodak Co.	806,684	7,115
	QAD Inc. Class A	167,562	7,071
*	Ichor Holdings Ltd.	324,919	7,009
*	Agilysys Inc.	289,986	7,006
	Ebix Inc.	322,417	6,642
*	Digi International Inc.	420,688	6,575
	PC Connection Inc.	157,805	6,479
*	Vertex Inc. Class A	267,204	6,146
	American Software Inc. Class A	437,460	6,142
*	Impinj Inc.	224,202	5,908
	Plantronics Inc.	492,489	5,831
*	Arlo Technologies Inc.	1,094,175	5,755
*	Brightcove Inc.	560,920	5,744
*	ChannelAdvisor Corp.	393,050	5,687
*	I3 Verticals Inc. Class A	215,927	5,452
*	SMART Global Holdings Inc.	198,768	5,434
*	A10 Networks Inc.	845,778	5,388
*	International Money Express Inc.	370,169	5,317
*	Ribbon Communications Inc.	1,337,628	5,177
	Comtech Telecommunications Corp.	365,861	5,122

		Shares	Market Value ($000)
*	Vishay Precision Group Inc.	202,077	5,117
	MTS Systems Corp.	264,184	5,049
*	Benefitfocus Inc.	440,390	4,932
[1]	VirnetX Holding Corp.	898,341	4,734
*	DSP Group Inc.	355,103	4,680
*	Zix Corp.	798,563	4,664
	Hackett Group Inc.	411,613	4,602
*	Endurance International Group Holdings Inc.	778,314	4,468
*	Avid Technology Inc.	521,265	4,462
*	eGain Corp.	304,719	4,318
*,1	Digimarc Corp.	192,481	4,298
*	Kimball Electronics Inc.	366,233	4,234
*	Napco Security Technologies Inc.	172,218	4,047
*	NeoPhotonics Corp.	633,574	3,858
*	CalAmp Corp.	530,193	3,812
*	Alpha & Omega Semiconductor Ltd.	297,116	3,809
	NVE Corp.	75,508	3,706
*	ShotSpotter Inc.	117,238	3,639
*	CyberOptics Corp.	110,668	3,524
*,1	Akoustis Technologies Inc.	408,721	3,335
*	AXT Inc.	536,699	3,285
*,1	Intelligent Systems Corp.	83,556	3,257
*,1	Applied Optoelectronics Inc.	285,805	3,215
*,1	MicroVision Inc.	1,552,584	3,028
*	Clearfield Inc.	142,139	2,867
*,1	Cleanspark Inc.	224,673	2,806
*,1	Veritone Inc.	301,099	2,758
*	Immersion Corp.	379,220	2,674
*	GreenSky Inc. Class A	594,313	2,639
*	Grid Dynamics Holdings Inc.	337,700	2,610
	Daktronics Inc.	578,920	2,293
*	Paysign Inc.	400,967	2,277
*,1	Wrap Technologies Inc.	335,308	2,270
*,1	GTT Communications Inc.	438,331	2,262
*	Iteris Inc.	547,555	2,245
*	Quantum Corp.	473,300	2,177
*	Genasys Inc.	329,911	2,029
*	Telenav Inc.	561,928	2,023
*	Luna Innovations Inc.	313,613	1,875
*	Powerfleet Inc.	326,775	1,840
*	KVH Industries Inc.	203,900	1,837
*	Casa Systems Inc.	424,813	1,712
*	ServiceSource International Inc.	1,163,829	1,711
*,1	Atomera Inc.	161,380	1,686
*	SecureWorks Corp. Class A	144,912	1,651
	Bel Fuse Inc. Class B	153,335	1,638
*	PRGX Global Inc.	334,052	1,590
*	PCTEL Inc.	276,829	1,567
*	Synchronoss Technologies Inc.	520,522	1,567
*	Intevac Inc.	282,964	1,559
*	SharpSpring Inc.	137,815	1,537
*	Key Tronic Corp.	153,764	1,515
*	Airgain Inc.	111,586	1,489
*	GTY Technology Holdings Inc.	535,668	1,420
*,1	Resonant Inc.	582,788	1,387
*	EMCORE Corp.	423,781	1,377
*	Asure Software Inc.	182,092	1,375
*	PFSweb Inc.	204,650	1,369

		Shares	Market Value ($000)
*	Kopin Corp.	979,351	1,352
*	MoneyGram International Inc.	466,181	1,317
*	Smith Micro Software Inc.	352,527	1,315
*,1	Pareteum Corp.	1,850,955	1,253
*	GSI Technology Inc.	220,551	1,244
*,1	Riot Blockchain Inc.	423,091	1,142
*	Lantronix Inc.	209,543	1,008
*	Pixelworks Inc.	489,594	1,004
*	Intellicheck Inc.	144,932	967
*	Identiv Inc.	154,044	964
*	Palantir Technologies Inc. Class A	101,403	963
*	Park City Group Inc.	194,170	957
*	Aviat Networks Inc.	41,586	913
*	Frequency Electronics Inc.	90,022	910
*	Unity Software Inc.	10,095	881
*	Information Services Group Inc.	416,590	879
*	StarTek Inc.	161,812	850
*	DZS Inc.	90,450	848
*	Amtech Systems Inc.	166,221	813
*,1	Research Frontiers Inc.	290,116	783
*	Computer Task Group Inc.	154,714	769
*,1	ClearSign Technologies Corp.	337,298	762
*	IEC Electronics Corp.	84,880	734
*	Everspin Technologies Inc.	126,537	717
*	LightPath Technologies Inc. Class A	290,506	700
*,1	Issuer Direct Corp.	34,425	684
*	Innodata Inc.	215,507	666
*,1	Digital Ally Inc.	310,530	665
	AstroNova Inc.	81,755	656
*	Rimini Street Inc.	192,247	619
	TransAct Technologies Inc.	118,987	595
*	LGL Group Inc.	63,393	565
*	Synacor Inc.	363,282	549
*	eMagin Corp.	420,404	534
	CSP Inc.	59,591	514
*	Aware Inc.	183,320	495
	Richardson Electronics Ltd.	116,609	486
*	Perceptron Inc.	70,502	479
*	AudioEye Inc.	31,739	463
	TESSCO Technologies Inc.	83,660	449
*	Net Element Inc.	48,462	436
	Wayside Technology Group Inc.	18,491	426
*	Data I/O Corp.	131,998	420
*,1	Neonode Inc.	51,522	407
*,1	Boxlight Corp. Class A	242,157	390
*	SeaChange International Inc.	436,330	380
*,1	Applied DNA Sciences Inc.	48,312	373
*	Qumu Corp.	81,002	373
	RF Industries Ltd.	83,949	373
*,1	Marathon Patent Group Inc.	190,410	373
*	NetSol Technologies Inc.	126,277	370
*	RealNetworks Inc.	302,891	370
*,1	Phunware Inc.	394,501	361
*	WidePoint Corp.	702,924	351
*	inTEST Corp.	75,524	340
*	Bentley Systems Inc. Class B	10,825	340
*,1	QuickLogic Corp.	104,999	327
	Communications Systems Inc.	84,005	322

		Shares	Market Value ($000)
*	Wireless Telecom Group Inc.	233,098	322
*	Optical Cable Corp.	101,490	314
*	Corsair Gaming Inc.	15,465	311
*	Asana Inc. Class A	10,086	290
*	Steel Connect Inc.	529,960	287
[2]	QAD Inc. Class B	8,249	275
*	Beam Global	22,557	274
*,1	Exela Technologies Inc.	684,046	263
*	ClearOne Inc.	114,463	262
	Support.com Inc.	145,787	262
*	BSQUARE Corp.	186,526	252
*,1	Coda Octopus Group Inc.	45,539	252
	Network-1 Technologies Inc.	93,241	247
*	Aehr Test Systems	176,801	246
*	MICT Inc.	58,544	227
*	CVD Equipment Corp.	68,981	211
*	Orbital Energy Group Inc.	317,250	197
*	GSE Systems Inc.	180,096	187
*	Sumo Logic Inc.	7,689	168
*	Image Sensing Systems Inc.	44,750	162
*,1	nCino Inc.	1,969	157
*,1	Inuvo Inc.	427,397	156
*	Westell Technologies Inc. Class A	109,328	140
*	Schmitt Industries Inc.	25,576	132
*,1	Vislink Technologies Inc.	93,025	127
	BK Technologies Corp.	40,918	119
*,1	Inpixon	106,234	117
*	TSR Inc.	23,470	116
*	Evolving Systems Inc.	93,207	108
	Bel Fuse Inc. Class A	8,959	100
*	CPS Technologies Corp.	60,574	100
*	NXT-ID Inc.	270,096	93
*	One Stop Systems Inc.	39,077	82
*	Usio Inc.	46,196	71
	Teradyne Inc.	886	70
*	Technical Communications Corp.	20,218	67
*	Marin Software Inc.	41,968	56
*	Verb Technology Co. Inc.	48,809	53
*	SigmaTron International Inc.	16,060	50
*	ALJ Regional Holdings Inc.	64,383	47
*,1	Sonim Technologies Inc.	59,459	46
*	Nortech Systems Inc.	9,269	42
*,1	ADDvantage Technologies Group Inc.	20,563	39
*	Socket Mobile Inc.	27,598	35
*	Bio-key International Inc.	78,056	34
*,1	Oblong Inc.	12,120	28
*	Cemtrex Inc.	22,059	24
*	Trio-Tech International	4,900	17
*	MoSys Inc.	10,086	15
*	Blonder Tongue Laboratories Inc.	16,400	13
*	Cambium Networks Corp.	800	13
*	AMERI Holdings Inc.	7,332	10
	Taitron Components Inc. Class A	2,300	5
*	Rubicon Technology Inc.	361	3
*,1	Summit Wireless Technologies Inc.	288	1
*	Priority Technology Holdings Inc.	106	—
			17,130,576

		Shares	Market Value ($000)
Materials (3.2%)
	RPM International Inc.	1,684,521	139,546
*	Crown Holdings Inc.	1,746,749	134,255
	Royal Gold Inc.	855,315	102,783
	AptarGroup Inc.	831,793	94,159
	Reliance Steel & Aluminum Co.	828,385	84,528
*	Berry Global Group Inc.	1,724,602	83,333
	Scotts Miracle-Gro Co.	530,214	81,075
	Steel Dynamics Inc.	2,606,584	74,627
	Sonoco Products Co.	1,302,799	66,534
*	Axalta Coating Systems Ltd.	2,730,001	60,524
	Huntsman Corp.	2,587,933	57,478
	Graphic Packaging Holding Co.	3,650,041	51,429
	Ashland Global Holdings Inc.	709,031	50,284
	Eagle Materials Inc.	542,268	46,809
	Valvoline Inc.	2,411,311	45,911
	Chemours Co.	2,148,822	44,932
	Louisiana-Pacific Corp.	1,480,859	43,700
	Balchem Corp.	422,132	41,213
	Silgan Holdings Inc.	1,014,158	37,291
	Hecla Mining Co.	6,946,257	35,287
[1]	Cleveland-Cliffs Inc.	5,243,879	33,666
	NewMarket Corp.	94,862	32,473
	W R Grace & Co.	799,085	32,195
	Sensient Technologies Corp.	552,866	31,922
	Avient Corp.	1,189,502	31,474
	Commercial Metals Co.	1,557,718	31,123
	Quaker Chemical Corp.	172,420	30,986
	HB Fuller Co.	672,083	30,768
*	Element Solutions Inc.	2,852,399	29,979
	Stepan Co.	270,216	29,454
*	Alcoa Corp.	2,432,472	28,290
	Westlake Chemical Corp.	445,448	28,161
*	Ingevity Corp.	537,653	26,582
	Compass Minerals International Inc.	445,372	26,433
	Cabot Corp.	722,159	26,019
*	Summit Materials Inc. Class A	1,482,910	24,527
*	Arconic Corp.	1,274,476	24,279
*	Coeur Mining Inc.	3,200,404	23,619
	Olin Corp.	1,852,754	22,937
	Minerals Technologies Inc.	440,640	22,517
	O-I Glass Inc.	2,064,916	21,867
[1]	United States Steel Corp.	2,880,132	21,140
	Boise Cascade Co.	515,551	20,581
	Innospec Inc.	318,661	20,178
	Worthington Industries Inc.	468,559	19,108
	Domtar Corp.	710,411	18,662
*,1	Livent Corp.	1,885,155	16,910
	Greif Inc. Class A	423,358	15,330
*	Allegheny Technologies Inc.	1,609,426	14,034
	Trinseo SA	529,164	13,568
	Materion Corp.	257,189	13,382
*	GCP Applied Technologies Inc.	632,949	13,260
*	Ferro Corp.	1,042,554	12,928
	Schweitzer-Mauduit International Inc.	387,407	11,773
	Warrior Met Coal Inc.	635,756	10,859
	Carpenter Technology Corp.	592,543	10,761
	Kaiser Aluminum Corp.	194,112	10,402

		Shares	Market Value ($000)
	Chase Corp.	103,380	9,862
	Orion Engineered Carbons SA	735,163	9,197
	Tronox Holdings plc Class A	1,155,965	9,097
*	Clearwater Paper Corp.	226,806	8,605
	Schnitzer Steel Industries Inc. Class A	400,051	7,693
*	Kraton Corp.	425,566	7,584
	Neenah Inc.	198,107	7,423
	P H Glatfelter Co.	518,177	7,135
*	US Concrete Inc.	227,526	6,607
	Hawkins Inc.	137,323	6,331
*	Koppers Holdings Inc.	292,549	6,117
*	PQ Group Holdings Inc.	548,215	5,625
	Tredegar Corp.	368,369	5,478
*	Resolute Forest Products Inc.	1,216,322	5,449
	American Vanguard Corp.	399,996	5,256
	Myers Industries Inc.	395,765	5,236
*	Century Aluminum Co.	714,908	5,090
*	AdvanSix Inc.	394,098	5,076
*,1	Amyris Inc.	1,691,694	4,940
*	UFP Technologies Inc.	103,934	4,305
	FutureFuel Corp.	377,097	4,288
	SunCoke Energy Inc.	1,227,362	4,198
	Kronos Worldwide Inc.	323,722	4,163
*	Forterra Inc.	346,909	4,100
*	Ranpak Holdings Corp. Class A	416,141	3,962
	Mercer International Inc.	592,865	3,913
*,1	Hycroft Mining Holding Corp.	339,579	3,569
	Gold Resource Corp.	1,022,308	3,486
	Haynes International Inc.	199,431	3,408
*,1	McEwen Mining Inc.	2,964,889	3,143
	Verso Corp. Class A	363,402	2,867
*,1	Loop Industries Inc.	195,418	2,669
	United States Lime & Minerals Inc.	27,879	2,512
*	Rayonier Advanced Materials Inc.	731,236	2,340
*	TimkenSteel Corp.	607,325	2,156
*	Flotek Industries Inc.	776,697	2,105
*	Contura Energy Inc.	261,240	1,912
*	Trecora Resources	261,514	1,606
	Olympic Steel Inc.	138,199	1,570
	Tecnoglass Inc.	274,478	1,455
*	Venator Materials plc	730,367	1,410
*	Ryerson Holding Corp.	243,758	1,397
*,1	Marrone Bio Innovations Inc.	967,209	1,180
*	Intrepid Potash Inc.	136,522	1,152
[1]	Advanced Emissions Solutions Inc.	254,307	1,032
*	AgroFresh Solutions Inc.	396,351	963
*	Core Molding Technologies Inc.	98,285	871
	Northern Technologies International Corp.	84,376	700
*	Universal Stainless & Alloy Products Inc.	114,415	628
*	Synalloy Corp.	106,210	586
*	Pactiv Evergreen Inc.	46,109	586
*	Ampco-Pittsburgh Corp.	164,700	542
*	LSB Industries Inc.	291,929	473
	Friedman Industries Inc.	71,623	415
*	Ramaco Resources Inc.	91,534	320
*,1	Golden Minerals Co.	648,415	272
*	Paramount Gold Nevada Corp.	131,789	150
*	US Gold Corp.	12,279	113

		Shares	Market Value ($000)
*	Solitario Zinc Corp.	258,205	103
*	General Moly Inc.	684,877	77
*,1	Comstock Mining Inc.	57,202	62
*	United States Antimony Corp.	177,515	51
*	Ikonics Corp.	926	3
			2,412,459
Other (0.0%)[4]
*,2	Spirit MTA REIT	653,668	502
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2028	87,894	398
*,2	Media General Inc. CVR	1,202,098	47
*,2	Ocera Therapeutics Inc. CVR	48,417	13
*,2	GenVec Inc. CPR	26,612	12
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	4
*,2	OncoMed Pharmaceuticals Inc. CVR	287,555	3
*,1,2	Biosante Pharmaceutical Inc. CVR	44,795	—
*,2	NeuroBo Pharmaceuticals Inc. CVR	5,194	—
*,2	Seventy Seven Energy Inc.	3,457	—
*,2	Lantheus Holdings Inc. CVR	1,316,898	—
*,2	Restorando Inc. CVR	218,384	—
			979
Real Estate (6.5%)
	Invitation Homes Inc.	7,278,557	203,727
	Sun Communities Inc.	1,279,490	179,909
	VICI Properties Inc.	6,907,975	161,439
	WP Carey Inc.	2,261,030	147,329
	Equity LifeStyle Properties Inc.	2,199,310	134,818
	Medical Properties Trust Inc.	6,873,296	121,176
	Camden Property Trust	1,265,186	112,576
	CyrusOne Inc.	1,518,206	106,320
	Gaming & Leisure Properties Inc.	2,711,792	100,146
	American Homes 4 Rent Class A	3,460,144	98,545
	Americold Realty Trust	2,650,558	94,757
	VEREIT Inc.	14,099,306	91,645
	Omega Healthcare Investors Inc.	2,960,167	88,627
	STORE Capital Corp. Class A	2,978,870	81,710
	CubeSmart	2,522,478	81,501
	National Retail Properties Inc.	2,264,975	78,164
	Lamar Advertising Co. Class A	1,127,273	74,592
	Healthcare Trust of America Inc. Class A	2,852,614	74,168
	Rexford Industrial Realty Inc.	1,620,794	74,168
	Kilroy Realty Corp.	1,364,867	70,918
	EastGroup Properties Inc.	515,013	66,607
	First Industrial Realty Trust Inc.	1,662,198	66,155
	CoreSite Realty Corp.	554,100	65,871
	Jones Lang LaSalle Inc.	671,835	64,268
	Life Storage Inc.	610,179	64,234
*	Redfin Corp.	1,276,551	63,738
	American Campus Communities Inc.	1,797,333	62,763
	STAG Industrial Inc.	1,954,783	59,601
	Cousins Properties Inc.	1,934,575	55,310
	Douglas Emmett Inc.	2,154,510	54,078
	Healthcare Realty Trust Inc.	1,776,545	53,510
	QTS Realty Trust Inc. Class A	799,225	50,367
	Terreno Realty Corp.	894,566	48,986
	Physicians Realty Trust	2,729,386	48,883
	Rayonier Inc.	1,786,737	47,241
	Highwoods Properties Inc.	1,361,659	45,711

		Shares	Market Value ($000)
	Spirit Realty Capital Inc.	1,347,396	45,475
	Brixmor Property Group Inc.	3,874,250	45,290
	Agree Realty Corp.	708,496	45,089
	Hudson Pacific Properties Inc.	2,000,058	43,861
	Equity Commonwealth	1,548,663	41,241
	JBG SMITH Properties	1,454,476	38,893
	Lexington Realty Trust	3,627,740	37,910
	PotlatchDeltic Corp.	878,242	36,974
	Sabra Health Care REIT Inc.	2,679,344	36,935
	Innovative Industrial Properties Inc.	285,782	35,468
	National Health Investors Inc.	582,253	35,092
	Corporate Office Properties Trust	1,462,967	34,702
*	Howard Hughes Corp.	582,946	33,578
	PS Business Parks Inc.	263,738	32,279
	Park Hotels & Resorts Inc.	3,070,611	30,675
	Outfront Media Inc.	1,887,769	27,467
	Taubman Centers Inc.	811,242	27,006
	Uniti Group Inc.	2,552,378	26,889
	EPR Properties	971,482	26,716
	Weingarten Realty Investors	1,572,146	26,664
	Ryman Hospitality Properties Inc.	720,328	26,508
	National Storage Affiliates Trust	805,738	26,356
	Apple Hospitality REIT Inc.	2,695,795	25,907
	Essential Properties Realty Trust Inc.	1,329,593	24,358
	Easterly Government Properties Inc.	1,057,060	23,689
	Kennedy-Wilson Holdings Inc.	1,625,072	23,596
	Four Corners Property Trust Inc.	921,885	23,591
	Brandywine Realty Trust	2,229,772	23,056
	Sunstone Hotel Investors Inc.	2,816,782	22,365
	CareTrust REIT Inc.	1,256,156	22,353
	Piedmont Office Realty Trust Inc. Class A	1,624,112	22,039
	Washington REIT	1,069,025	21,519
	Pebblebrook Hotel Trust	1,694,667	21,234
	Industrial Logistics Properties Trust	850,830	18,608
	RLJ Lodging Trust	2,136,352	18,501
	Global Net Lease Inc.	1,159,327	18,433
	Monmouth Real Estate Investment Corp.	1,294,779	17,933
	GEO Group Inc.	1,571,192	17,817
	LTC Properties Inc.	503,321	17,546
	Service Properties Trust	2,134,915	16,973
	Colony Capital Inc.	6,127,440	16,728
	Retail Properties of America Inc. Class A	2,780,013	16,152
	Columbia Property Trust Inc.	1,448,858	15,807
	Retail Opportunity Investments Corp.	1,497,345	15,595
	American Assets Trust Inc.	622,041	14,985
	Paramount Group Inc.	2,084,053	14,755
	Mack-Cali Realty Corp.	1,127,791	14,233
*	Realogy Holdings Corp.	1,488,269	14,049
	Independence Realty Trust Inc.	1,203,591	13,950
	Community Healthcare Trust Inc.	297,247	13,899
*	Cushman & Wakefield plc	1,302,976	13,694
*	eXp World Holdings Inc.	335,843	13,548
	SITE Centers Corp.	1,881,336	13,546
	Urban Edge Properties	1,374,546	13,361
	DiamondRock Hospitality Co.	2,543,238	12,894
	Office Properties Income Trust	606,226	12,561
	Xenia Hotels & Resorts Inc.	1,421,313	12,479
	Kite Realty Group Trust	1,046,065	12,113

		Shares	Market Value ($000)
	iStar Inc.	1,022,455	12,075
	NexPoint Residential Trust Inc.	272,169	12,071
	CoreCivic Inc.	1,507,742	12,062
	Safehold Inc.	186,815	11,601
	Investors Real Estate Trust	175,551	11,441
	Getty Realty Corp.	436,525	11,354
	Alexander & Baldwin Inc.	999,335	11,203
	Acadia Realty Trust	1,030,056	10,816
	Empire State Realty Trust Inc. Class A	1,675,550	10,254
	Diversified Healthcare Trust	2,907,446	10,234
[1]	Macerich Co.	1,399,292	9,501
*	Marcus & Millichap Inc.	330,707	9,101
	Universal Health Realty Income Trust	156,472	8,917
*	St. Joe Co.	431,855	8,909
	RE/MAX Holdings Inc. Class A	255,494	8,362
	American Finance Trust Inc. Class A	1,294,606	8,117
	Global Medical REIT Inc.	598,088	8,074
[1]	Tanger Factory Outlet Centers Inc.	1,324,529	7,987
	Summit Hotel Properties Inc.	1,524,411	7,896
	Newmark Group Inc. Class A	1,827,279	7,894
	Armada Hoffler Properties Inc.	842,245	7,799
	UMH Properties Inc.	557,177	7,544
	Alexander's Inc.	30,263	7,421
	Gladstone Commercial Corp.	410,134	6,911
*,1	Seritage Growth Properties Class A	496,431	6,677
	CatchMark Timber Trust Inc. Class A	745,585	6,658
	Front Yard Residential Corp.	709,794	6,204
	RMR Group Inc. Class A	220,423	6,055
	Jernigan Capital Inc.	328,858	5,637
	Chatham Lodging Trust	705,513	5,376
	City Office REIT Inc.	646,451	4,861
	Saul Centers Inc.	181,540	4,825
	RPT Realty	863,440	4,697
	New Senior Investment Group Inc.	1,162,144	4,649
	Urstadt Biddle Properties Inc. Class A	493,385	4,539
*	Tejon Ranch Co.	310,218	4,390
	Gladstone Land Corp.	285,322	4,286
*	Forestar Group Inc.	237,647	4,206
	Franklin Street Properties Corp.	1,098,313	4,020
	One Liberty Properties Inc.	240,846	3,940
*	FRP Holdings Inc.	92,747	3,865
	Whitestone REIT	642,369	3,854
	Preferred Apartment Communities Inc. Class A	706,637	3,816
	CorePoint Lodging Inc.	584,893	3,188
	CTO Realty Growth Inc.	70,242	3,098
	Hersha Hospitality Trust Class A	537,456	2,978
	Farmland Partners Inc.	432,882	2,883
	Retail Value Inc.	228,401	2,871
	Plymouth Industrial REIT Inc.	229,357	2,830
	Bluerock Residential Growth REIT Inc. Class A	340,350	2,580
	NETSTREIT Corp.	133,200	2,432
[1]	Broadstone Net Lease Inc. Class A	143,819	2,413
*	Rafael Holdings Inc. Class B	147,513	2,286
*	Stratus Properties Inc.	87,388	1,884
*	Altisource Portfolio Solutions SA	141,724	1,796
	Griffin Industrial Realty Inc.	33,575	1,795
[1]	Washington Prime Group Inc.	2,733,091	1,769
	BRT Apartments Corp.	146,907	1,731

		Shares	Market Value ($000)
	Alpine Income Property Trust Inc.	92,900	1,445
	Clipper Realty Inc.	196,786	1,191
	Braemar Hotels & Resorts Inc.	447,352	1,118
	CorEnergy Infrastructure Trust Inc.	187,282	1,094
	Cedar Realty Trust Inc.	1,224,066	991
*	Maui Land & Pineapple Co. Inc.	87,932	951
	Postal Realty Trust Inc. Class A	40,002	606
*	Transcontinental Realty Investors Inc.	22,564	563
[1]	Pennsylvania REIT	901,192	499
*,1	CBL & Associates Properties Inc.	2,570,027	414
*,1	Wheeler REIT Inc.	136,025	414
*	Trinity Place Holdings Inc.	293,641	414
	Sotherly Hotels Inc.	166,788	300
	Global Self Storage Inc.	71,316	286
	CIM Commercial Trust Corp.	25,043	247
	Ashford Hospitality Trust Inc.	126,418	209
*	InterGroup Corp.	6,800	205
	Condor Hospitality Trust Inc.	70,224	184
*	JW Mays Inc.	4,600	94
*	American Realty Investors Inc.	6,484	59
*	Altisource Asset Management Corp.	2,628	55
*	Power REIT	1,219	24
*	CKX Lands Inc.	1,000	10
*	HMG/Courtland Properties Inc.	1,000	10
	Urstadt Biddle Properties Inc.	739	6
	InnSuites Hospitality Trust	108	—
			4,856,515
Utilities (2.0%)
*	PG&E Corp.	18,975,735	178,182
	Essential Utilities Inc.	2,870,941	115,555
	Vistra Corp.	6,003,895	113,234
	UGI Corp.	2,710,533	89,393
	OGE Energy Corp.	2,602,008	78,034
	MDU Resources Group Inc.	2,609,741	58,719
	IDACORP Inc.	653,921	52,248
	National Fuel Gas Co.	1,190,015	48,303
	ONE Gas Inc.	691,117	47,694
	Hawaiian Electric Industries Inc.	1,413,359	46,980
	Southwest Gas Holdings Inc.	727,375	45,897
	Black Hills Corp.	817,760	43,742
	PNM Resources Inc.	1,036,198	42,826
	Portland General Electric Co.	1,172,366	41,619
	American States Water Co.	482,021	36,128
	Spire Inc.	669,593	35,622
	Avangrid Inc.	702,883	35,468
	ALLETE Inc.	674,835	34,916
	New Jersey Resources Corp.	1,251,281	33,810
	NorthWestern Corp.	654,884	31,854
	Ormat Technologies Inc.	521,184	30,807
	Avista Corp.	883,154	30,133
	MGE Energy Inc.	472,706	29,620
	Clearway Energy Inc. Class C	1,066,260	28,746
	California Water Service Group	645,316	28,039
	South Jersey Industries Inc.	1,320,087	25,438
	SJW Group	339,059	20,635
	Otter Tail Corp.	533,388	19,293
	Northwest Natural Holding Co.	399,884	18,151
	Chesapeake Utilities Corp.	214,581	18,089

				Shares	Market Value ($000)
*		Sunnova Energy International Inc.		593,237	18,040
		Middlesex Water Co.		222,320	13,817
		Unitil Corp.		220,065	8,503
		York Water Co.		195,233	8,253
		Clearway Energy Inc. Class A		313,410	7,741
*,1		Cadiz Inc.		484,485	4,811
		Artesian Resources Corp. Class A		126,521	4,361
		Genie Energy Ltd. Class B		286,048	2,288
		RGC Resources Inc.		89,040	2,088
*		Pure Cycle Corp.		214,655	1,934
		Spark Energy Inc. Class A		165,482	1,377
		Global Water Resources Inc.		120,540	1,300
					1,533,688
Total Common Stocks (Cost $55,570,951)					74,492,667
Preferred Stocks (0.0%)
		Qurate Retail Inc. Pfd., 8.000%, 9/15/25		42,937	4,229
		Air T Funding Pfd., 8.000%, 6/7/24		704	16
Total Preferred Stocks (Cost $6,684)					4,245
		Coupon
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[5,6]	Vanguard Market Liquidity Fund	0.117%		16,167,684	1,616,768
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.135%	10/20/20	9,000	9,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	United States Treasury Bill	0.145%	12/15/20	22,000	21,996
					30,996
Total Temporary Cash Investments (Cost $1,647,500)					1,647,764
Total Investments (101.3%) (Cost $57,225,135)					76,144,676
Other Assets and Liabilities-Net (-1.3%)					(1,011,104)
Net Assets (100%)					75,133,572
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $931,339,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate value of these securities was $24,502,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,026,057,000 was received for securities on loan, of which $1,025,414,000 is held in Vanguard Market Liquidity Fund and $643,000 is held in cash.
7	Securities with a value of $19,996,000 have been segregated as initial margin for open futures contracts.
CPR—Contingent Payment Rights.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2020	2,459	184,966	1,847
E-mini S&P 500 Index	December 2020	729	122,180	1,312
E-mini S&P Mid-Cap 400 Index	December 2020	135	25,055	94
				3,253

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bandwidth Inc. Class A	9/2/21	BOANA	10,828	(0.156)	1,391	—
Roku Inc. Class A	2/2/21	GSI	54,769	(0.151)	6,588	—

Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Seattle Genetics Inc.	9/2/21	BOANA	11,876	(0.157)	2,800	—
Sirius XM Holdings Inc.	2/2/21	GSI	21,440	(0.151)	—	(1)
Splunk Inc.	9/2/21	BOANA	48,253	(0.157)	—	(6,870)
Tesla Inc.	9/2/21	BOANA	99,664	(0.157)	—	(13,863)
Twilio Inc. Class A	9/2/21	BOANA	53,952	(0.157)	—	(4,541)
Veeva Systems Inc. Class A	9/2/21	BOANA	18,348	(0.157)	—	(73)
Vistra Corp.	9/2/21	BOANA	6,731	(0.157)	—	(131)
Wayfair Inc. Class A	9/2/21	BOANA	38,553	(0.157)	—	(726)
Workday Inc. Class A	9/2/21	BOANA	33,559	(0.157)	—	(3,445)
					10,779	(29,650)
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At September 30, 2020, counterparties had deposited in a segregated account securities with a value of $5,696,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	74,434,476	31,899	26,292	74,492,667
Preferred Stocks	4,245	—	—	4,245
Temporary Cash Investments	1,616,768	30,996	—	1,647,764
Total	76,055,489	62,895	26,292	76,144,676

Derivative Financial Instruments
Assets
Swap Contracts	—	10,779	—	10,779
Liabilities
Futures Contracts[1]	13	—	—	13
Swap Contracts	—	29,650	—	29,650
Total	13	29,650	—	29,663
1	Represents variation margin on the last day of the reporting period.